UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-04802
Name of Fund:
BlackRock Municipal Series Trust
BlackRock Strategic Municipal Opportunities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Series Trust, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
5/31/2026
Date of reporting period:
11/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Strategic Municipal Opportunities Fund
Institutional Shares | MAMTX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.91%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Municipal Opportunities Fund
Institutional Shares | MAMTX
Semi-Annual Shareholder Report — November 30, 2025
MAMTX-11/25-SAR

BlackRock Strategic Municipal Opportunities Fund
Investor A Shares | MEMTX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.10%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Municipal Opportunities Fund
Investor A Shares | MEMTX
Semi-Annual Shareholder Report — November 30, 2025
MEMTX-11/25-SAR

BlackRock Strategic Municipal Opportunities Fund
Investor A1 Shares | MDMTX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$49	0.96%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Municipal Opportunities Fund
Investor A1 Shares | MDMTX
Semi-Annual Shareholder Report — November 30, 2025
MDMTX-11/25-SAR

BlackRock Strategic Municipal Opportunities Fund
Investor C Shares | MFMTX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$97	1.89%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Municipal Opportunities Fund
Investor C Shares | MFMTX
Semi-Annual Shareholder Report — November 30, 2025
MFMTX-11/25-SAR

BlackRock Strategic Municipal Opportunities Fund
Class K Shares | MKMTX
Semi-Annual Shareholder Report — November 30, 2025

This semi-annual shareholder report contains important information about BlackRock Strategic Municipal Opportunities Fund (the “Fund”) for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$42	0.81%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,450,447,678
Number of Portfolio Holdings	570
Portfolio Turnover Rate	20%
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	21.8%
Transportation	20.0%
Utilities	18.1%
Corporate	10.8%
State	9.7%
Health	5.8%
Education	5.5%
Housing	4.8%
Tobacco	2.7%
Financial Services	0.3%
Other*	0.5%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	12.3%
AA/Aa	48.6%
A	16.1%
BBB/Baa	3.7%
BB/Ba	1.6%
B	0.6%
CCC/Caa	0.1%
N/R	17.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Strategic Municipal Opportunities Fund
Class K Shares | MKMTX
Semi-Annual Shareholder Report — November 30, 2025
MKMTX-11/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

November 30, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock California Municipal Series Trust
• BlackRock California Municipal Opportunities Fund
BlackRock Multi-State Municipal Series Trust
• BlackRock New Jersey Municipal Bond Fund
• BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

The Benefits and Risks of Leveraging
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
Each Fund may leverage its assets through the use of proceeds received in tender option bond (“TOB”) transactions, as described in the Notes to Financial Statements. In a TOB Trust transaction, each Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). TOB investments generally provide each Fund with economic benefits in periods of declining short-term interest rates but expose each Fund to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into a TOB Trust may adversely affect each Fund’s NAV per share.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage.  If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

The Benefits and Risks of Leveraging / Derivative Financial Instruments

Schedule of Investments (unaudited)
November 30, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Interactive Media & Services — 0.2%
Meta Platforms, Inc., 4.88%, 11/15/35	$5,160	$ 5,215,925
Total Corporate Bonds — 0.2% (Cost: $5,159,071)		5,215,925
Municipal Bonds
California — 86.9%
Corporate — 16.8%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.50%, 10/01/54(a)	14,315	15,706,105
Series A, Sustainability Bonds, 5.00%, 01/01/56(a)	17,395	18,479,249
Series B, Class B, Sustainability Bonds, 5.00%, 03/01/56(a)	55,075	60,424,154
Series D, Sustainability Bonds, 5.00%, 02/01/55(a)	20,110	21,930,536
Series E, Sustainability Bonds, 5.00%, 10/01/56(a)	60,000	65,792,250
Series E-1, Sustainability Bonds, 5.00%, 02/01/54(a)	55,670	59,463,003
Series F, Sustainability Bonds, 5.00%, 11/01/33	22,960	25,146,299
Series F, Sustainability Bonds, 5.00%, 02/01/55(a)	45,000	49,153,878
Series G, Sustainability Bonds, 5.00%, 11/01/55(a)	34,925	36,655,272
California Municipal Finance Authority, RB(a)
Series A, AMT, 3.45%, 12/01/44	16,600	16,598,614
Series A, AMT, 3.80%, 10/01/45	6,250	6,250,000
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	15,000	16,645,254
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56(a)	8,000	9,118,075
		401,362,689
County/City/Special District/School District — 30.4%
Berkeley Unified School District, GO, Series D, Election 2020, 4.00%, 08/01/47	4,220	4,189,816
Brea Olinda Unified School District, GO, Series A, 5.00%, 08/01/49	2,050	2,204,281
Butte-Glenn Community College District, GO, Series D, Election 2016, 5.00%, 08/01/50	6,935	7,466,391
California Infrastructure & Economic Development Bank, Refunding RB, Series A, 1.60%, 10/01/29	3,575	3,303,387
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	14,280	15,403,349
Chaffey Community College District, GO, Series B-1, Election 2018, 5.50%, 06/01/49	7,500	8,378,959
Chaffey Joint Union High School District, GO, Series H, Election 2012, 5.00%, 08/01/49	3,045	3,252,051
Citrus Community College District, GO
Series B, Election 2020, 5.00%, 08/01/46	3,840	4,173,228
Series B, Election 2020, 5.00%, 08/01/49	1,530	1,634,036
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, 5.00%, 06/01/48	10,000	10,220,211
City of San Jose California, GO
Series A, 5.00%, 09/01/48	5,810	6,337,106
Series A, 5.00%, 09/01/49	8,920	9,696,490
Series A, 5.00%, 09/01/50	7,535	8,127,962
Series A, 5.00%, 09/01/51	7,705	8,287,072
Clovis Unified School District, GO, Series A, Election 2024, 5.00%, 08/01/50	4,665	4,934,098
Coast Community College District, GO, Series B, Election 2002, (AGM), 0.00%, 08/01/30(b)	26,425	23,287,615
Cupertino Union School District, GO
Series A, Election 2024, 5.75%, 08/01/44	1,100	1,282,610
Security	Par (000)	Value
County/City/Special District/School District (continued)
Cupertino Union School District, GO (continued)
Series A, Election 2024, 5.75%, 08/01/50	$4,720	$ 5,362,684
Del Mar Union School District, GO, Series B, Election 2018, 4.00%, 08/01/46	4,280	4,292,989
Foothill-De Anza Community College District, GO
Series D, Election 2020, 5.00%, 08/01/43	3,000	3,347,852
Series D, Election 2020, 5.00%, 08/01/44	3,150	3,487,476
Series D, Election 2020, 5.00%, 08/01/45	3,000	3,306,751
Fremont Unified School District/Alameda County California, GO, Series A, Election 2024, 5.25%, 08/01/43	7,565	8,400,051
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	22,500	22,132,064
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, Series A, 5.00%, 07/01/42	8,945	9,695,670
Los Gatos Union School District, GO, Election 2024, 5.00%, 08/01/52	12,275	13,090,691
Lucia Mar Unified School District, GO, Series D, Election 2016, 5.25%, 08/01/47	9,000	9,630,986
Manteca Unified School District, GO, Series B, Election 2020, 5.25%, 08/01/53	3,700	3,946,418
Mt San Antonio Community College District, GO, Series A, Election 2024, 5.00%, 08/01/50	21,250	22,948,948
Municipal Improvement Corp. of Los Angeles, RB, Series A, 5.25%, 05/01/50	15,000	16,026,359
Newark Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	3,610	3,928,100
Oceanside Unified School District, GO, Series C, Election 2020, 5.25%, 08/01/50	2,205	2,391,975
Ohlone Community College District, GO, Series C, 4.00%, 08/01/41	10,000	9,998,004
Ohlone Community College District, Refunding GO, 4.00%, 08/01/41	11,000	10,997,804
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/41	8,000	8,102,248
Sacramento City Unified School District, GO, Series C, Election 2020, (AGM), 5.00%, 08/01/50	4,000	4,220,853
Salinas Union High School District, GO, Series B, Election 2020, 5.00%, 08/01/48	9,410	10,161,354
San Bernardino Community College District, GO, Series B, Election 2018, 5.00%, 08/01/49	15,640	16,351,997
San Diego Community College District, GO, Series A-1, 5.00%, 08/01/55	9,425	10,107,991
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 04/01/41	10,500	10,556,024
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.00%, 10/15/47	15,000	16,238,831
Series A, 5.00%, 10/15/49	1,750	1,867,329
Series A, 5.00%, 10/15/50	23,955	25,541,070
San Diego Unified School District, GO
Series I, Election 2012, 5.00%, 07/01/47	10,000	10,171,668
Series C-3, Election 2022, 5.00%, 07/01/50	14,655	15,686,051
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	17,935	19,163,626
Series N2, Sustainability Bonds, 5.00%, 07/01/48	5,990	6,400,341
San Francisco Bay Area Rapid Transit District, GO
Series A, Election 2016, Sustainability Bonds, 5.00%, 08/01/47	4,000	4,071,705
Series D1, Sustainability Bonds, 5.25%, 08/01/47	11,805	12,673,360

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
San Jose Unified School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 06/01/31(b)	$25,000	$ 21,708,663
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	8,335	8,880,984
San Luis Coastal Unified School District, GO, Series B, Election 2022, 5.00%, 08/01/50	5,775	6,097,881
San Luis Obispo County Financing Authority, Refunding RB, 5.50%, 11/15/47	5,165	5,674,139
San Marcos Unified School District, GO, Series A, Election 2024, 5.25%, 08/01/50	13,250	14,461,694
San Mateo County Community College District, GO, Series B, Election 2014, 5.00%, 09/01/45	34,000	35,176,543
San Mateo Foster City Public Financing Authority, RB, 4.00%, 05/01/45	4,000	3,968,524
San Mateo Foster City School District, GO
Series C, Election 2020, 5.00%, 08/01/43	2,380	2,619,732
Series C, Election 2020, 5.00%, 08/01/51	11,500	12,233,189
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	15,565	15,257,913
Santa Clara Unified School District, GO, 4.00%, 07/01/41	10,000	10,200,723
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/48	8,545	9,197,594
Santa Monica-Malibu Unified School District, GO, Series A, Election 2024, 08/01/55(c)	15,000	15,875,589
Santa Rosa High School District, GO, Series B, 5.25%, 08/01/50	7,490	8,115,842
Tamalpais Union High School District, GO
Series A, Election 2024, 4.00%, 08/01/46	13,420	13,522,252
Series A, Election 2024, 4.00%, 08/01/47	10,000	10,050,134
Series A, Election 2024, 4.00%, 08/01/48	7,965	7,989,902
Series A, Election 2024, 4.13%, 08/01/49	9,500	9,598,561
Series A, Election 2024, 4.13%, 08/01/50	12,000	12,095,106
Tracy Unified School District School Facilities Improvement District No. 3, GO, Series A, Election 2024, 5.00%, 08/01/50	2,635	2,834,720
Victor Valley Union High School District, GO, Series A, Election 2024, 5.25%, 08/01/50	4,500	4,881,582
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	18,345	18,417,096
Series B, 4.00%, 08/01/47	15,000	15,046,631
Series B, 5.00%, 08/01/47	5,000	5,335,303
Series B, Election 2012, 4.00%, 08/01/40	10,000	9,978,738
		725,696,967
Education — 3.5%
California Infrastructure & Economic Development Bank, RB, CAB, 0.00%, 01/01/60(b)	37,500	3,513,188
California Municipal Finance Authority, RB, 4.65%, 05/01/30	400	408,401
California Municipal Finance Authority, Refunding RB(d)(e)(f)
5.00%, 08/01/39	835	626,696
5.00%, 08/01/48	1,795	1,195,432
California Public Finance Authority, RB, Series B, 5.00%, 07/01/26(f)	40	39,770
California School Finance Authority, RB, Series A, 6.00%, 07/01/51(f)	1,500	1,508,351
California School Finance Authority, Refunding RB, Series A, 4.75%, 06/01/44(f)	810	762,167
Security	Par (000)	Value
Education (continued)
California State University, Refunding RB
Series A, 5.00%, 11/01/43	$18,000	$ 18,681,449
Series A, 5.25%, 11/01/50	33,815	36,973,132
Series B, 1.67%, 11/01/29	9,000	8,310,894
Series B, 1.85%, 11/01/31	6,750	5,991,646
Series D, 1.69%, 11/01/29	5,000	4,620,049
University of California, RB, Series CC, 5.00%, 05/15/53	1,150	1,220,305
		83,851,480
Health — 3.7%
California Health Facilities Financing Authority, Refunding RB
Series A, 5.25%, 08/15/50	2,995	3,265,261
Series A-2, Class B, (BAM-TCRS), 4.00%, 11/01/44	7,550	7,296,873
Series B, 5.00%, 11/15/46	9,965	10,027,550
California Public Finance Authority, RB
Series A, 6.20%, 06/01/44(f)	11,380	11,169,676
Series A, 5.00%, 07/15/46	8,580	9,062,042
Series A, 6.50%, 06/01/54(f)	3,000	2,941,286
Series B, 8.25%, 06/01/33	12,930	13,352,789
California Public Finance Authority, Refunding RB, Series A, 5.00%, 08/01/47	6,000	6,097,734
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	24,880	26,090,544
		89,303,755
Housing — 0.8%
California Housing Finance Agency, RB, M/F Housing
Series P-S, Subordinate, 8.00%, 07/01/67(a)(f)	5,395	5,469,611
Series A, Sustainability Bonds, 4.75%, 08/01/45	13,000	13,492,195
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 4.00%, 07/01/58(f)	1,205	772,783
		19,734,589
State — 4.1%
California State Public Works Board, RB
Series A, 5.00%, 04/01/46	5,000	5,392,884
Series A, 5.00%, 04/01/49	42,215	44,872,823
Series A, 5.00%, 04/01/50	7,500	7,980,864
Series C, 5.00%, 11/01/50	5,260	5,618,862
State of California, GO, 5.00%, 11/01/50	10,000	10,702,276
State of California, Refunding GO
5.10%, 09/01/35	10,000	10,477,817
5.00%, 10/01/45	5,000	5,364,821
5.50%, 08/01/49	5,750	6,389,623
		96,799,970
Tobacco — 1.8%
California County Tobacco Securitization Agency, Refunding RB, Series A, 5.00%, 06/01/47	2,595	2,472,470
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(b)	7,620	1,460,135
California Statewide Financing Authority, RB(b)(f)
Series D, 0.00%, 06/01/55	20,750	1,285,886
Series L, 0.00%, 06/01/55	91,500	6,907,234
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	10,440	10,453,986
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(b)	95,805	10,271,637
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Inland Empire Tobacco Securitization Corp., RB, 0.00%, 06/01/57(b)	$34,680	$ 2,686,240
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	8,055	8,067,718
		43,605,306
Transportation — 13.8%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, 5.56%, 07/01/32	755	791,166
California Infrastructure & Economic Development Bank, Refunding, Sustainability Bonds, 12.00%, 01/01/65	50,020	42,517,000
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/42	10,000	10,106,751
AMT, Sustainability Bonds, 5.25%, 05/15/47	23,500	24,579,141
Series E, Subordinate, 5.00%, 05/15/50	8,950	9,503,702
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/47	7,000	7,412,348
AMT, Subordinate, 5.00%, 05/15/35	5,425	5,727,370
City of Los Angeles Department of Airports, Refunding RB
Series D, Subordinate, 5.25%, 05/15/48	2,545	2,782,586
Series D, Subordinate, 05/15/51(c)	13,590	14,661,194
Series D, Class D, Subordinate, 5.00%, 05/15/48	27,500	29,442,386
County of Sacramento California Airport System Revenue, ARB
5.00%, 07/01/49	3,445	3,650,271
5.25%, 07/01/49	30,110	32,487,693
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	2,250	2,254,801
Series B, AMT, 5.00%, 07/01/48	15,750	16,290,079
Series B, AMT, 5.25%, 07/01/50	12,500	13,182,781
Series B, AMT, Subordinate, 5.00%, 07/01/51	6,500	6,604,207
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.00%, 05/01/38	10,350	10,798,618
Series A, AMT, 5.00%, 05/01/47	35,700	35,836,138
Series B, AMT, 5.00%, 05/01/46	36,820	36,850,100
Series D, AMT, 5.00%, 05/01/43	16,440	16,657,386
Series D, AMT, 5.25%, 05/01/48	3,900	3,962,419
Series E, AMT, 5.00%, 05/01/37	4,000	4,187,650
		330,285,787
Utilities — 12.0%
City of Los Angeles California Wastewater System Revenue, Refunding RB
Series A, 5.00%, 06/01/44	10,000	11,040,351
Series A, Subordinate, 5.25%, 06/01/50	10,000	10,943,342
City of Modesto California Wastewater Revenue, RB, 5.00%, 11/01/50	3,475	3,732,258
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB
5.25%, 11/01/48	2,000	2,168,789
Series D, Class D, 5.00%, 11/01/51	30,775	32,745,154
East Bay Municipal Utility District Water System Revenue, RB
Series A, Sustainability Bonds, 5.00%, 06/01/42	32,920	33,670,793
Series A, Sustainability Bonds, 5.00%, 06/01/43	2,775	3,125,578
Series A, Sustainability Bonds, 5.00%, 06/01/44	6,545	6,968,246
Series A, Sustainability Bonds, 5.00%, 06/01/45	1,350	1,496,375
Series A, Sustainability Bonds, 5.00%, 06/01/49	15,000	16,054,722
Series A, Sustainability Bonds, 5.00%, 06/01/50	20,000	21,559,342
Security	Par (000)	Value
Utilities (continued)
East Bay Municipal Utility District Water System Revenue, RB (continued)
Series A, Sustainability Bonds, 5.00%, 06/01/55	$1,850	$ 1,979,261
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/43	4,505	5,074,136
Imperial Irrigation District Electric System Revenue, Refunding RB, 5.00%, 11/01/50	5,775	6,173,359
Metropolitan Water District of Southern California, Refunding RB
Series A, 5.00%, 04/01/48	7,095	7,589,901
Series A, 5.00%, 10/01/49	5,000	5,189,907
Modesto Irrigation District, RB
Series A, 5.25%, 10/01/43	6,605	7,296,236
Series A, 5.25%, 10/01/48	5,000	5,433,172
Sacramento County Water Financing Authority, RB, 5.00%, 06/01/50	9,005	9,627,036
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	20,000	20,819,178
San Diego Public Facilities Financing Authority, RB, Series A, Subordinate, 5.00%, 05/15/47	6,625	7,029,642
San Diego Public Facilities Financing Authority, Refunding RB
Series A, 5.25%, 08/01/48	6,400	6,934,172
Series B, 5.00%, 08/01/39	8,735	8,825,187
Series A, Subordinate, 5.00%, 08/01/43	1,000	1,037,582
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB
Series A, Sustainability Bonds, 4.66%, 10/01/27	16,710	16,979,766
Series B, Sustainability Bonds, 1.00%, 10/01/26(g)	27,880	27,558,677
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series C, Sustainability Bonds, 5.00%, 10/01/49	3,330	3,554,964
San Jose Financing Authority, Refunding RB, Series B, Sustainability Bonds, 5.00%, 11/01/47	2,000	2,142,462
		286,749,588
Total Municipal Bonds in California		2,077,390,131
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(b)	2,125	498,053
Florida(d)(e)(f) — 0.2%
Transportation — 0.2%
Florida Development Finance Corp., RB, Series A, AMT, 0.00%, 07/15/59	6,470	2,102,750
Florida Development Finance Corp., Refunding RB, AMT, 0.00%, 07/15/32	4,785	1,555,125
Total Municipal Bonds in Florida		3,657,875
Ohio — 0.2%
Tobacco — 0.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	6,720	5,658,657
Puerto Rico — 4.9%
State — 2.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	829	879,731
Series A-1, Restructured, 5.75%, 07/01/31	805	886,359
Series A-1, Restructured, 4.00%, 07/01/35	1,723	1,709,833

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock California Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 4.00%, 07/01/37	$1,479	$ 1,420,073
Series A-1, Restructured, 4.00%, 07/01/41	431	398,217
Series A-1, Restructured, 4.00%, 07/01/46	2,091	1,857,623
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(b)	2,467	1,775,605
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(a)(d)(e)	34,472	20,079,881
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	15,728	14,938,849
Series A-2, Restructured, 4.54%, 07/01/53	114	103,743
Series A-2, Restructured, 4.78%, 07/01/58	12,102	11,397,285
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(b)
Series A-1, Restructured, 0.00%, 07/01/29	1,117	988,990
Series A-1, Restructured, 0.00%, 07/01/33	3,239	2,454,018
Series A-1, Restructured, 0.00%, 07/01/46	23,633	8,017,491
Series B-1, Restructured, 0.00%, 07/01/46	5,761	1,919,141
		68,826,839
Tobacco — 0.2%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(b)	89,730	4,273,652
Utilities(d)(e) — 1.8%
Puerto Rico Electric Power Authority, RB
Series A, 7.00%, 07/01/33	2,230	1,482,950
Series A, 6.75%, 07/01/36	7,630	5,073,950
Series A, 7.00%, 07/01/43	955	635,075
Series A-3, 10.00%, 07/01/19	2,137	1,420,780
Series B-3, 10.00%, 07/01/19	2,137	1,420,781
Series C-1, 5.40%, 01/01/18	5,870	3,903,515
Series C-2, 5.40%, 07/01/18	5,871	3,904,147
Series C-3, 5.40%, 01/01/20	593	394,646
Series C-4, 5.40%, 07/01/20	593	394,646
Series CCC, 5.25%, 07/01/28	955	635,075
Series D-4, 7.50%, 07/01/20	4,342	2,887,618
Series TT, 5.00%, 07/01/26	1,285	854,525
Series WW, 5.50%, 07/01/17	1,315	874,475
Series WW, 5.50%, 07/01/18	1,155	768,075
Series WW, 5.50%, 07/01/19	935	621,775
Series WW, 5.38%, 07/01/24	875	581,875
Series WW, 5.25%, 07/01/33	885	588,525
Series WW, 5.50%, 07/01/38	1,170	778,050
Series XX, 5.25%, 07/01/17	645	428,925
Series XX, 5.25%, 07/01/35	400	266,000
Series XX, 5.75%, 07/01/36	555	369,075
Series XX, 5.25%, 07/01/40	745	495,425
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/27	6,540	4,349,100
Series AAA, 5.25%, 07/01/29	530	352,450
Series UU, 0.00%, 07/01/17(a)	395	262,675
Series UU, 0.00%, 07/01/18(a)	355	236,075
Series UU, 0.00%, 07/01/20(a)	3,175	2,111,375
Series UU, 1.00%, 07/01/31(a)	3,765	2,503,725
Series ZZ, 5.00%, 07/01/28	990	658,350
Series ZZ, 5.00%, 12/29/49	925	615,125
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40	4,060	2,699,900
		42,568,683
Total Municipal Bonds in Puerto Rico		115,669,174
Security	Par (000)	Value
Wisconsin — 0.5%
Transportation — 0.5%
Public Finance Authority, RB, Series A, AMT, Senior Lien, 5.75%, 07/01/49	$12,000	$ 12,555,635
Total Municipal Bonds — 92.7% (Cost: $2,215,072,988)		2,215,429,525

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)	416,100	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 92.9% (Cost: $2,220,232,059)		2,220,645,450
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.61%(h)(i)	47,994,777	47,999,576

	Par (000)
U.S. Treasury Obligations — 4.2%
U.S. Treasury Bills(j)
4.11%, 12/04/25	$50,000	49,983,875
4.03%, 12/11/25	50,000	49,945,625
		99,929,500
Total Short-Term Securities — 6.2% (Cost: $147,928,176)		147,929,076
Total Investments — 99.1% (Cost: $2,368,160,235)		2,368,574,526
Other Assets Less Liabilities — 0.9%		20,918,815
Net Assets — 100.0%		$ 2,389,493,341

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock California Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 186,656,608	$ —	$ (138,657,032)(a)	$ —	$ —	$ 47,999,576	47,994,777	$ 1,138,462	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended November 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (103,721)	$ —	$ (103,721)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 5,215,925	$ —	$ 5,215,925
Municipal Bonds	—	2,215,429,525	—	2,215,429,525
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	47,999,576	—	—	47,999,576
U.S. Treasury Obligations	—	99,929,500	—	99,929,500
	$47,999,576	$2,320,574,950	$—	$2,368,574,526
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
November 30, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.1%
Corporate — 0.1%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$280	$ 289,364
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding, Sustainability Bonds, 01/01/65(b)	635	539,750
New Jersey — 82.6%
Corporate — 6.9%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	510	510,880
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,360	1,266,202
3.50%, 04/01/42	720	628,267
AMT, 3.75%, 11/01/34(a)	5,000	5,059,523
AMT, 3.00%, 08/01/41	5,670	4,757,823
AMT, 3.00%, 08/01/43	5,600	4,455,016
Series A, AMT, 2.20%, 10/01/39(a)	3,880	3,659,182
		20,336,893
County/City/Special District/School District — 13.8%
Carlstadt School District, Refunding GO, (SCH BD RES FD), 4.00%, 05/01/30	1,415	1,416,017
Casino Reinvestment Development Authority, Inc., RB
Series B, (AGM), 5.00%, 11/01/43	180	190,605
Series B, (AGM), 5.00%, 11/01/44	200	210,382
Casino Reinvestment Development Authority, Inc., Refunding RB
Series A, (AGM), 5.00%, 11/01/41	300	324,119
Series A, (AGM), 5.00%, 11/01/42	105	112,241
City of East Orange New Jersey, Refunding GO, (AGM), 3.00%, 09/15/31	2,200	2,200,787
City of Hoboken New Jersey, Refunding GO, Series A, 4.00%, 03/10/26	2,500	2,508,934
City of Newark New Jersey, GOL, (SAW), 4.50%, 03/15/36	885	886,902
Clifton Board of Education, GO
(AGM SCH BD RES FD), 2.00%, 08/15/41	1,630	1,145,683
(AGM SCH BD RES FD), 2.25%, 08/15/46	1,850	1,206,609
County of Bergen New Jersey, Refunding GO, 3.00%, 07/15/38	1,070	1,013,686
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/44	7,695	7,587,699
Essex County Improvement Authority, Refunding RB, (NPFGC GTD), 5.50%, 10/01/29	1,500	1,664,929
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	920	926,680
(SCH BD RES FD), 4.00%, 07/15/39	740	744,421
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	1,000	1,003,256
Lenape Regional High School District, GO, (AGM SCH BD RES FD), 3.50%, 01/01/39	3,400	3,302,385
Monmouth Regional High School District, GO, (SCH BD RES FD), 3.00%, 02/01/34	1,260	1,256,838
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(c)	2,040	2,188,212
Series B, 6.50%, 04/01/31	1,195	1,202,013
Security	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	$1,109	$ 1,144,304
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM SCH BD RES FD), 3.00%, 07/15/39	630	558,732
Township of Monroe New Jersey/Middlesex County, Refunding GO
3.00%, 06/01/37	385	367,942
3.00%, 06/01/38	410	385,431
Union County Utilities Authority, Refunding RB
Series A, AMT, (GTD), 4.75%, 12/01/31	1,150	1,150,379
Series A, AMT, (GTD), 5.25%, 12/01/31	5,640	5,649,827
		40,349,013
Education — 9.6%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	1,250	1,189,573
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	220	229,283
Gloucester County Improvement Authority, Refunding RB
5.00%, 07/01/43	500	544,478
5.00%, 07/01/44	500	539,329
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	2,870	3,003,987
New Jersey Economic Development Authority, RB
Series A, 5.00%, 07/01/27(d)	100	100,435
Series A, 5.13%, 11/01/29(d)	100	100,975
Series A, 5.25%, 07/01/37(d)	470	468,549
Series A, 6.25%, 11/01/38(d)	210	216,689
Series A, 5.38%, 07/01/47(d)	815	741,713
Series A, 5.00%, 12/01/48	2,190	2,204,994
Series A, 5.00%, 06/15/49(d)	135	127,924
Series A, 5.00%, 01/01/50	265	245,133
Series A, 6.50%, 11/01/52(d)	1,210	1,239,514
Series A, 5.25%, 11/01/54(d)	1,100	947,133
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,760	2,822,750
(AGM), 5.00%, 06/01/42	690	699,078
Series A, 5.63%, 08/01/34(d)	230	230,070
Series A, 5.00%, 09/01/37(d)	315	317,094
Series A, 5.88%, 08/01/44(d)	430	430,021
Series A, 5.13%, 09/01/52(d)	1,000	961,476
New Jersey Educational Facilities Authority, RB, Series C, (AGM), 3.25%, 07/01/49	290	238,047
New Jersey Educational Facilities Authority, Refunding RB
Series B, 5.00%, 07/01/32	2,465	2,494,194
Series H, (AGM), 4.00%, 07/01/39	715	715,126
New Jersey Higher Education Student Assistance Authority, RB
Series B, AMT, 4.00%, 12/01/44	375	360,942
Series B, AMT, 4.25%, 12/01/45	1,030	1,024,668
Sub-Series C, AMT, 4.00%, 12/01/48	700	610,050
Series C, AMT, Subordinate, 5.00%, 12/01/53	265	259,538
Series C, AMT, Subordinate, 5.25%, 12/01/54	475	478,676
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series 1-B, AMT, 4.50%, 12/01/45	1,450	1,488,064
Series B, AMT, 4.00%, 12/01/41	660	655,543
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	822,346
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
Series C, AMT, Subordinate, 5.00%, 12/01/52	$1,075	$ 1,067,118
Passaic County Improvement Authority, RB
Series A, 5.00%, 01/01/55	300	282,421
Series A, 5.00%, 01/01/60	200	183,506
		28,040,437
Health — 7.4%
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	270	275,023
5.00%, 01/01/39	520	523,285
5.00%, 01/01/49	500	461,208
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	3,000	3,035,721
2.38%, 07/01/46	3,740	2,430,059
3.00%, 07/01/51	9,155	6,990,973
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/29	285	287,026
5.00%, 07/01/34	1,000	1,011,812
4.00%, 07/01/41	1,000	991,891
Series A, 4.00%, 07/01/32	2,300	2,303,549
Series A, 5.00%, 07/01/43	900	904,664
Series A, 4.13%, 07/01/54	1,085	995,823
Series A, 5.25%, 07/01/54	1,340	1,420,908
		21,631,942
Housing — 5.3%
New Jersey Housing & Mortgage Finance Agency, RB, 5.25%, 12/20/65	345	380,175
New Jersey Housing & Mortgage Finance Agency, RB, M/F Housing
Series A, (FNMA), 4.55%, 05/01/41	420	443,119
Series A, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	130	127,059
Series A, Sustainability Bonds, 4.90%, 11/01/50	1,900	1,923,418
Series A, Sustainability Bonds, 4.95%, 11/01/55	1,000	1,009,556
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 11/01/45	1,000	1,036,591
Series D-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.20%, 11/01/55	1,500	1,552,768
Series E-1, Sustainability Bonds, (HUD SECT 8), 4.50%, 05/01/50	205	200,362
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series H, Sustainability Bonds, 2.15%, 10/01/41	910	670,093
Series H, Sustainability Bonds, 2.30%, 10/01/46	680	482,036
Series K, Sustainability Bonds, 4.70%, 10/01/50	570	571,269
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	240	173,031
Series A, 4.00%, 11/01/48	150	137,546
Series A, (HUD SECT 8), 2.55%, 11/01/50	220	146,093
Series A, 4.10%, 11/01/53	100	89,865
Series D, AMT, 4.25%, 11/01/37	310	310,222
Series A, Sustainability Bonds, (HUD SECT 8), 2.25%, 11/01/36	350	294,007
Series A, Sustainability Bonds, (HUD SECT 8), 2.65%, 11/01/46	350	251,805
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series A, Sustainability Bonds, (HUD SECT 8), 2.70%, 11/01/51	$350	$ 236,858
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	900	900,740
Series E, 2.25%, 10/01/40	680	527,694
Newark Housing Authority, RB, M/F Housing
Series A, 5.00%, 12/01/30	1,640	1,642,846
Series A, 4.38%, 12/01/33	2,515	2,515,435
		15,622,588
State — 6.7%
Garden State Preservation Trust, RB
Series A, (AGM), 5.75%, 11/01/28	1,625	1,713,676
Series B, (AGM), 0.00%, 11/01/27(e)	4,135	3,889,474
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	1,955	2,005,136
4.00%, 06/15/49	1,190	1,101,319
5.00%, 06/15/49	700	714,405
Series A, 5.00%, 06/15/42	4,000	4,079,617
Series EEE, 5.00%, 06/15/48	735	746,728
New Jersey Economic Development Authority, Refunding RB
Sub-Series A, 5.00%, 07/01/33	125	127,237
Sub-Series A, 4.00%, 07/01/34	705	705,981
New Jersey Educational Facilities Authority, RB, Series A, 5.25%, 09/01/53	655	687,582
State of New Jersey, GO
2.00%, 06/01/37	2,000	1,607,026
5.00%, 06/01/38	2,000	2,135,486
		19,513,667
Tobacco — 2.7%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,750	1,739,019
Series A, 5.25%, 06/01/46	1,000	1,002,945
Sub-Series B, 5.00%, 06/01/46	5,205	5,052,851
		7,794,815
Transportation — 30.2%
New Jersey Economic Development Authority, ARB, AMT, 6.38%, 01/01/35(d)	725	752,028
New Jersey Economic Development Authority, RB
Series A, Class A, 5.25%, 11/01/47	3,700	3,894,601
Series A, Class A, 5.00%, 11/01/52	1,000	1,029,392
AMT, (AGM), 5.13%, 01/01/39	1,000	1,001,442
AMT, (AGM), 5.13%, 07/01/42	1,000	1,001,054
AMT, 5.38%, 01/01/43	905	905,817
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	500	500,128
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/42	210	223,789
5.25%, 06/15/46	105	111,002
Series A, 5.00%, 06/15/30	1,250	1,263,053
Series A, 0.00%, 12/15/32(e)	10,000	7,995,029
Series AA, 4.00%, 06/15/36	1,435	1,470,995
Series AA, 4.00%, 06/15/45	2,470	2,360,350
Series AA, 5.00%, 06/15/45	3,500	3,586,859
Series AA, 5.00%, 06/15/55	1,500	1,558,598
Series BB, 4.00%, 06/15/44	2,335	2,233,465
Series BB, 4.00%, 06/15/50	1,000	919,653
Series BB, 5.25%, 06/15/50	5,125	5,400,652

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB (continued)
Series CC, 5.25%, 06/15/55	$6,800	$ 7,170,743
Series S, 5.00%, 06/15/33	550	583,049
Series S, Class BB, 5.00%, 06/15/36	1,250	1,374,586
Series S, Class BB, 4.00%, 06/15/37	700	713,460
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	8,900	6,281,312
Series A, 0.00%, 12/15/38	10,000	6,097,585
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/31	2,730	2,757,572
Series A, 4.00%, 06/15/36	1,700	1,746,488
Series A, 5.25%, 06/15/41	1,000	1,094,986
Series AA, 4.25%, 06/15/44	1,545	1,507,420
New Jersey Turnpike Authority, RB
Series A, 4.00%, 01/01/42	1,000	998,217
Series A, 5.25%, 01/01/50	5,000	5,408,384
Series A, 4.00%, 01/01/51	1,560	1,478,157
Series B, 5.25%, 01/01/52	3,405	3,612,263
New Jersey Turnpike Authority, Refunding RB
Series A, 4.00%, 01/01/39	1,000	1,024,959
Series C, 5.00%, 01/01/45	1,500	1,595,346
Series D-2, (AGM), 5.25%, 01/01/26	4,000	4,008,715
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/42	2,380	2,406,926
South Jersey Transportation Authority, RB
5.25%, 11/01/52	2,000	2,073,778
Series B-1, (BAM), 5.25%, 11/01/52	300	314,322
		88,456,175
Utilities — 0.0%
New Jersey Infrastructure Bank, RB, Sustainability Bonds, 2.00%, 09/01/43	240	159,872
Total Municipal Bonds in New Jersey		241,905,402
New York — 4.7%
County/City/Special District/School District — 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series E, Subordinate, 5.00%, 11/01/53	935	966,824
State — 0.8%
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/50	2,140	2,228,251
Transportation — 3.6%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	1,000	1,001,675
AMT, 5.00%, 11/01/30	1,000	1,065,940
AMT, 5.00%, 11/01/33	495	525,721
Series 218, AMT, 5.00%, 11/01/32	1,495	1,588,273
Series 221, AMT, 4.00%, 07/15/45	525	485,370
Series 221, AMT, 4.00%, 07/15/50	1,335	1,201,338
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/52	1,915	1,945,669
Series 223, AMT, 4.00%, 07/15/41	725	711,908
Security	Par (000)	Value
Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB (continued)
Series 223, AMT, 4.00%, 07/15/46	$1,755	$ 1,611,158
Series 238, AMT, 5.00%, 07/15/39	330	355,680
		10,492,732
Total Municipal Bonds in New York		13,687,807
Pennsylvania — 0.4%
Transportation — 0.4%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,130	1,153,292
Puerto Rico — 3.3%
State — 3.3%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,043	1,148,813
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	1,830	1,779,884
Series B-2, Restructured, 4.33%, 07/01/40	5,000	4,868,072
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(e)
Series A-1, Restructured, 0.00%, 07/01/46	5,099	1,729,835
Series B-1, Restructured, 0.00%, 07/01/46	567	188,882
Total Municipal Bonds in Puerto Rico		9,715,486
Wisconsin — 0.8%
Education — 0.1%
Public Finance Authority, RB, 5.00%, 07/01/55(d)	215	195,400
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,000	1,034,323
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,046,303
		2,080,626
Total Municipal Bonds in Wisconsin		2,276,026
Total Municipal Bonds — 92.1% (Cost: $268,064,919)		269,567,127
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
New Jersey — 3.6%
Education — 2.8%
New Jersey Educational Facilities Authority, RB, Series B, 5.25%, 03/01/54	7,500	8,128,736
Housing — 0.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Sustainability Bonds, Series M, 5.05%, 10/01/45	2,258	2,344,870
Total Municipal Bonds in New Jersey		10,473,606
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 3.6% (Cost: $10,396,273)		10,473,606

Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)	5,250	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 95.7% (Cost: $278,461,192)		280,040,733
Short-Term Securities
Money Market Funds — 5.3%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.61%(g)(h)	15,675,282	15,676,850
Total Short-Term Securities — 5.3% (Cost: $15,676,793)		15,676,850
Total Investments — 101.0% (Cost: $294,137,985)		295,717,583
Other Assets Less Liabilities — 1.5%		4,340,454
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.5)%		(7,342,390)
Net Assets — 100.0%		$ 292,715,647

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 5,686,971	$ 9,989,879 (a)	$ —	$ —	$ —	$ 15,676,850	15,675,282	$ 127,126	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 269,567,127	$ —	$ 269,567,127
Municipal Bonds Transferred to Tender Option Bond Trusts	—	10,473,606	—	10,473,606
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	15,676,850	—	—	15,676,850
	$15,676,850	$280,040,733	$—	$295,717,583

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock New Jersey Municipal Bond Fund

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $7,317,797 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
November 30, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 0.1%
Corporate — 0.1%
Black Belt Energy Gas District, RB, Series A, 5.25%, 05/01/56(a)	$335	$ 346,203
California — 0.2%
Transportation — 0.2%
California Infrastructure & Economic Development Bank, Refunding, Sustainability Bonds, 01/01/65(b)	710	603,500
Pennsylvania — 92.8%
Corporate — 3.0%
Montgomery County Industrial Development Authority, Refunding RB, Series A, 4.10%, 04/01/53(a)	1,240	1,272,388
Pennsylvania Economic Development Financing Authority, RB
6.88%, 09/01/47(c)	1,545	1,605,554
Class A, AMT, 4.00%, 06/01/41(a)	2,000	2,001,884
Series B-2, AMT, 3.85%, 04/01/49(a)	2,125	2,124,501
Pennsylvania Economic Development Financing Authority, Refunding RB
Series B, 5.25%, 12/01/38(a)	430	433,187
Series C, 5.25%, 12/01/37(a)	755	760,977
AMT, 5.50%, 11/01/44	1,355	1,355,473
		9,553,964
County/City/Special District/School District — 13.2%
Allentown Neighborhood Improvement Zone Development Authority, RB(c)
5.00%, 05/01/32	1,405	1,428,965
5.00%, 05/01/42	2,345	2,395,340
6.00%, 05/01/42	2,500	2,700,294
Altoona Area School District, GOL, Series A, (AGM SAW), 5.00%, 12/01/36	2,895	2,895,181
Chester County Industrial Development Authority, SAB(c)
4.25%, 03/01/35	1,155	1,092,718
5.00%, 03/01/38	309	310,693
5.13%, 03/01/48	680	670,280
4.75%, 03/01/50	2,685	2,414,580
City of Philadelphia Pennsylvania, GO
Series A, 5.00%, 08/01/35	2,000	2,337,351
Series A, 5.25%, 08/01/45	750	822,053
Series B, 5.00%, 02/01/39	1,540	1,626,484
City of Pittsburgh Pennsylvania, GO, 5.00%, 09/01/41	750	800,859
Coatesville School District, GOL, CAB(d)
Series A, (BAM SAW), 0.00%, 10/01/35	2,565	1,719,417
Series A, (BAM SAW), 0.00%, 10/01/37	2,505	1,507,834
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 06/30/32	1,375	1,506,502
AMT, 5.50%, 06/30/43	2,500	2,617,985
AMT, 6.00%, 06/30/61	1,945	2,062,959
Redevelopment Authority of The County of Washington, Refunding TA, 5.00%, 07/01/28	310	311,322
School District of Philadelphia, GOL
Series A, (SAW), 5.50%, 09/01/48	4,000	4,272,148
Series D, (AGM SAW), 3.00%, 09/01/44	4,640	3,747,105
State Public School Building Authority, Refunding RB, Series A, (AGM SAW), 5.00%, 06/01/33	5,000	5,079,953
		42,320,023
Security	Par (000)	Value
Education — 14.5%
Berks County Municipal Authority, Refunding RB
5.00%, 10/01/39	$600	$ 566,295
5.00%, 10/01/49	795	669,830
Chester County Industrial Development Authority, RB, Sustainability Bonds, 4.00%, 12/01/51	4,000	3,636,264
Montgomery County Industrial Development Authority, Refunding RB, 5.25%, 11/01/54	1,735	1,687,020
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,000	2,002,054
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 08/01/49	800	845,463
Pennsylvania Higher Education Assistance Agency, RB
Series A, 2.63%, 06/01/42	1,205	1,089,304
Series 1C, AMT, 5.50%, 06/01/52	1,515	1,538,495
Sub-Series 1C, AMT, 5.00%, 06/01/51	4,370	4,265,399
Series B, AMT, Subordinate, 3.00%, 06/01/47	1,700	1,214,649
Series B, AMT, Subordinate, 3.13%, 06/01/48	650	467,486
Series B, AMT, Subordinate, 5.00%, 06/01/50	755	734,219
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 06/15/55	2,300	2,081,167
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/41	810	815,282
Series A, 5.00%, 11/01/29	1,150	1,192,951
Series A, 5.00%, 11/01/31	205	215,668
Series A, (AGM), 4.00%, 05/01/50	5,000	4,458,522
Pennsylvania State University, RB, 5.25%, 09/01/53	4,010	4,261,574
Pennsylvania State University, Refunding RB, Series A, 5.50%, 09/01/55	2,150	2,355,077
Philadelphia Authority for Industrial Development, RB
4.00%, 06/15/29	310	304,722
5.00%, 06/15/39	590	575,782
4.00%, 12/01/48	8,090	7,587,089
5.00%, 06/15/50	800	693,709
5.25%, 11/01/52	2,145	2,216,219
Philadelphia Authority for Industrial Development, Refunding RB
5.00%, 06/15/40(c)	600	597,042
Series A, 5.25%, 06/15/52	625	598,590
		46,669,872
Health — 20.8%
Allegheny County Hospital Development Authority, RB, Series D2, 3.49%, 11/15/47(a)	2,865	2,837,525
Allegheny County Hospital Development Authority, Refunding RB, Series A, 4.00%, 04/01/37	4,300	4,300,249
Chester County Health and Education Facilities Authority, RB, Series A, 4.00%, 09/01/50	1,500	1,331,392
Chester County Health and Education Facilities Authority, Refunding RB
5.25%, 06/01/55	2,250	2,267,703
Series A, 5.25%, 12/01/45	1,500	1,241,511
Cumberland County Municipal Authority, Refunding RB
4.00%, 01/01/36	645	626,236
4.13%, 01/01/38	260	250,854
5.00%, 01/01/38	1,480	1,480,458
Doylestown Hospital Authority, RB, 4.00%, 07/01/45	1,125	1,049,818
DuBois Hospital Authority, Refunding RB, (BAM-TCRS), 4.00%, 07/15/48	3,440	3,155,669
Geisinger Authority, Refunding RB
Series A-1, 5.00%, 02/15/45	5,950	6,003,857
Series A-1, 4.00%, 02/15/47	1,800	1,606,218

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health (continued)
Lancaster Industrial Development Authority, RB
4.00%, 12/01/44	$985	$ 857,588
5.00%, 12/01/49	730	710,371
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/44	690	696,478
Series A, 5.00%, 05/01/49	615	609,848
Series A, 5.00%, 12/01/55	700	679,965
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/49	1,170	1,051,170
Class B, 5.00%, 05/01/57	2,500	2,516,041
Series B, (BAM-TCRS), 4.00%, 05/01/52	1,965	1,733,241
Montgomery County Industrial Development Authority, Refunding RB
5.25%, 01/01/40	5,000	5,000,202
5.00%, 12/01/46	850	804,613
Moon Industrial Development Authority, Refunding RB, 6.00%, 07/01/45	2,250	2,206,610
Northampton County General Purpose Authority, Refunding RB, Series A1, (AGM), 4.00%, 08/15/43	2,915	2,767,985
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 05/15/31	2,640	2,891,620
Series A-2, 4.00%, 05/15/53	1,480	1,301,182
Pennsylvania Economic Development Financing Authority, Refunding RB
Series A, 4.00%, 02/15/52	860	759,873
Series B, 5.00%, 03/15/50	3,415	3,533,099
Pennsylvania Higher Educational Facilities Authority, RB, 3.00%, 08/15/47	4,265	3,385,583
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/43	2,850	2,727,514
Philadelphia Authority for Industrial Development, RB, Series A, 4.00%, 07/01/49	3,120	2,889,287
Pottsville Hospital Authority, Refunding RB, Series B, 5.00%, 01/01/27(e)	3,500	3,591,458
		66,865,218
Housing — 11.7%
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 2.60%, 04/01/46	3,000	2,224,661
Series 143A, Sustainability Bonds, 5.38%, 10/01/46	2,350	2,465,021
Series 145A, Sustainability Bonds, 4.60%, 10/01/44	2,880	2,912,670
Series 145A, Sustainability Bonds, 6.00%, 10/01/54	2,780	3,009,454
Series 146A, Sustainability Bonds, 4.13%, 10/01/39	1,525	1,534,253
Series 146A, Sustainability Bonds, 4.50%, 10/01/44	2,000	2,011,079
Series 148A, Sustainability Bonds, 4.80%, 10/01/55	3,180	3,169,234
Series 149A, Sustainability Bonds, 5.20%, 04/01/53	1,415	1,451,867
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing
Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,500	1,553,750
Series 150A, Sustainability Bonds, 5.25%, 10/01/52	2,830	2,926,991
Pennsylvania Housing Finance Agency, S/F Housing(b)
Sustainability Bonds, 10/01/53	3,300	3,301,679
Sustainability Bonds, 10/01/55	3,300	3,765,177
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g)
Series A, 3.50%, 12/01/36	1,260	989,100
Security	Par (000)	Value
Housing (continued)
Philadelphia Authority for Industrial Development, RB, M/F Housing(f)(g) (continued)
Series A, 4.00%, 12/01/46	$5,740	$ 4,505,900
Series A, 4.00%, 12/01/51	2,300	1,794,000
		37,614,836
State — 1.2%
Commonwealth of Pennsylvania, GO, 1st Series, Class B, 4.00%, 08/15/43	2,750	2,730,196
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 3.00%, 12/01/51	1,500	1,124,127
		3,854,323
Tobacco — 1.6%
Commonwealth Financing Authority, RB
5.00%, 06/01/35	2,205	2,298,621
(AGM), 4.00%, 06/01/39	3,045	3,015,348
		5,313,969
Transportation — 20.1%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.25%, 01/01/39	1,120	1,256,999
Series A, AMT, 5.00%, 01/01/56	1,900	1,903,326
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB
AMT, (AGM), 4.00%, 07/01/40	1,075	1,057,712
AMT, (AGM), 4.00%, 07/01/46	6,000	5,479,283
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series B, AMT, 5.50%, 07/01/51	750	805,437
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	1,545	1,576,846
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/38	9,400	9,435,018
AMT, 5.25%, 06/30/53	5,355	5,442,660
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series A, 4.00%, 12/01/51	4,680	4,284,184
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.00%, 06/01/42	500	508,718
Sub-Series B-1, 5.25%, 06/01/47	1,000	1,015,123
1st Series, Subordinate, 5.00%, 12/01/40	2,965	3,263,346
Series A, Subordinate, 5.00%, 12/01/37	2,660	2,840,295
Series A, Subordinate, 3.00%, 12/01/42	3,100	2,593,710
Series A, Subordinate, 4.00%, 12/01/44	1,700	1,618,511
Series A, Subordinate, 4.00%, 12/01/49	2,500	2,302,878
Series A, Subordinate, 4.00%, 12/01/50	2,500	2,272,889
Pennsylvania Turnpike Commission, RB, CAB(d)
Series A-3, (BAM-TCRS), 0.00%, 12/01/41	1,820	890,706
Sub-Series A-3, 0.00%, 12/01/42	5,740	2,586,940
Pennsylvania Turnpike Commission, Refunding RB
Series C, 4.00%, 12/01/51	5,000	4,577,120
Subordinate, 5.00%, 12/01/42	160	174,436
Series 2017-3, Subordinate, 5.00%, 12/01/40	450	463,149
Southeastern Pennsylvania Transportation Authority, RB
5.25%, 06/01/47	2,000	2,111,489
5.25%, 06/01/52	3,695	3,868,661
Susquehanna Area Regional Airport Authority, Refunding RB, AMT, 5.00%, 01/01/38	2,200	2,220,015
		64,549,451
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities — 6.7%
Allegheny County Sanitary Authority, Refunding RB, 4.00%, 12/01/49	$640	$ 597,539
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB
Series A, 5.00%, 10/01/43	3,460	3,559,186
Series C, (AGM), 5.25%, 09/01/49	2,000	2,153,201
Series C, 5.50%, 06/01/52	3,100	3,312,547
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,760	1,781,311
Philadelphia Gas Works Co., Refunding RB, Series A, (AGM), 5.25%, 08/01/54	4,000	4,221,323
Pittsburgh Water & Sewer Authority, RB, Series A, 1st Lien, (AGM), 5.00%, 09/01/55	1,230	1,278,480
Westmoreland County Municipal Authority, RB, (AGM), 5.00%, 08/15/49	3,000	3,145,244
Williamsport Sanitary Authority, Refunding RB, (BAM), 4.00%, 01/01/40	1,420	1,432,398
		21,481,229
Total Municipal Bonds in Pennsylvania		298,222,885
Puerto Rico — 0.8%
State — 0.8%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	1,643	1,808,806
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-1, Restructured, 5.00%, 07/01/58	600	583,568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series B-1, Restructured, 0.00%, 07/01/46(d)	925	308,142
Total Municipal Bonds in Puerto Rico		2,700,516
Wisconsin — 0.7%
Transportation — 0.7%
Public Finance Authority, RB
Series A, AMT, Senior Lien, 5.50%, 07/01/44	1,050	1,086,039
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,000	1,046,303
Total Municipal Bonds in Wisconsin		2,132,342
Total Municipal Bonds — 94.6% (Cost: $306,113,323)		304,005,446
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Pennsylvania — 7.3%
Health — 2.0%
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.25%, 08/15/50(i)	6,000	6,378,367
Housing — 2.1%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Sustainability Bonds, Series 147 A, 4.70%, 10/01/49(i)	1,840	1,848,781
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Sustainability Bonds, Series 142-A, 5.00%, 10/01/50	4,997	5,031,595
		6,880,376
Security	Par (000)	Value
Utilities — 3.2%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 5.50%, 09/01/53	$3,522	$ 3,804,051
Philadelphia Gas Works Co., Refunding RB, Series A, 5.25%, 08/01/54(i)	6,102	6,439,799
		10,243,850
Total Municipal Bonds in Pennsylvania		23,502,593
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 7.3% (Cost: $23,243,905)		23,502,593

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)	5,880	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 101.9% (Cost: $329,357,228)		327,508,039
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.61%(j)(k)	11,741,126	11,742,300
Total Short-Term Securities — 3.6% (Cost: $11,742,299)		11,742,300
Total Investments — 105.5% (Cost: $341,099,527)		339,250,339
Liabilities in Excess of Other Assets — (0.8)%		(2,621,846)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(15,102,129)
Net Assets — 100.0%		$ 321,526,364

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	When-issued security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Non-income producing security.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 1, 2032 to October 1, 2042, is $9,858,109. See
Note 4 of the Notes to Financial Statements for details.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Pennsylvania Municipal Bond Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 18,089,403	$ —	$ (6,347,103)(a)	$ 29	$ (29)	$ 11,742,300	11,741,126	$ 129,041	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 304,005,446	$ —	$ 304,005,446
Municipal Bonds Transferred to Tender Option Bond Trusts	—	23,502,593	—	23,502,593
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,742,300	—	—	11,742,300
	$11,742,300	$327,508,039	$—	$339,250,339
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $14,995,531 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.3%
TimberHp By Go Lab, Inc.(a)	1,943,710	$ 7,833,151
Total Common Stocks — 0.3% (Cost: $3,338)		7,833,151

	Par (000)
Corporate Bonds
Interactive Media & Services — 0.2%
Meta Platforms, Inc., 4.88%, 11/15/35	$7,573	7,655,078
Total Corporate Bonds — 0.2% (Cost: $7,571,637)		7,655,078

	Shares
Investment Companies
Financial Services — 0.3%
Nuveen AMT-Free Quality Municipal Income Fund	960,000	11,116,800
Total Investment Companies — 0.3% (Cost: $10,874,371)		11,116,800

	Par (000)
Municipal Bonds
Alabama — 8.4%
Black Belt Energy Gas District, RB(b)
Series A, 5.25%, 01/01/54	$31,050	33,410,483
Series A, 5.25%, 05/01/55	7,450	8,169,210
Series C, 5.50%, 10/01/54	25,000	27,614,847
Black Belt Energy Gas District, Refunding RB, Series D, 5.00%, 12/01/55(b)	13,605	14,740,656
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	5,485	5,700,479
5.50%, 10/01/53	5,000	5,265,742
Energy Southeast A Cooperative District, RB
Series A, 5.00%, 11/01/35	9,415	10,163,162
Series A-1, 5.50%, 11/01/53(b)	30,150	32,951,152
Series B, 5.25%, 07/01/54(b)	21,885	23,793,324
Series B-1, 5.75%, 04/01/54(b)	52,565	58,141,542
Southeast Energy Authority A Cooperative District, RB
Series A, 5.00%, 01/01/56(b)	6,200	6,474,366
Series B, 5.00%, 01/01/54(b)	31,495	33,484,265
Series B, 5.25%, 03/01/55(b)	4,000	4,241,496
Series E, 5.00%, 10/01/30	25,000	26,905,953
		291,056,677
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	839,353
Arizona — 2.5%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(c)	3,095	3,109,992
Security	Par (000)	Value
Arizona (continued)
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/41	$7,535	$ 8,197,409
5.00%, 07/01/44	10,000	10,619,436
(AGM), 4.50%, 07/01/49	980	980,922
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,579,102
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	6,065	6,755,261
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	17,415	18,315,589
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/50	4,000	4,176,544
Series A, 5.25%, 01/01/54	5,000	5,353,671
Series B, 5.00%, 01/01/48	6,250	6,598,724
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/44	12,000	13,058,028
Yuma Industrial Development Authority, Refunding RB, Series A, 5.25%, 08/01/54	4,135	4,304,612
		85,049,290
Arkansas — 0.7%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48(c)	23,000	24,969,918
California — 4.3%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, AMT, 5.25%, 07/01/49	3,115	3,260,128
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(d)	12,395	939,167
California Enterprise Development Authority, RB, 10.00%, 11/15/32(c)	670	690,657
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	18	18,205
California Infrastructure & Economic Development Bank, Refunding, Sustainability Bonds, 12.00%, 01/01/65	42,245	35,908,245
California Municipal Finance Authority, RB
5.38%, 07/01/34(c)	1,000	1,000,573
5.63%, 07/01/44(c)	2,760	2,748,123
Series A, AMT, 4.00%, 07/15/29	2,120	2,136,292
California School Finance Authority, RB(c)
Series A, 7.00%, 06/01/54	895	816,836
Series B, 9.00%, 06/01/34	100	102,941
California Statewide Financing Authority, RB, Series D, 0.00%, 06/01/55(c)(d)	10,750	666,182
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	1,500	1,568,881
City of Los Angeles Department of Airports, Refunding ARB
Series S, AMT, 5.00%, 05/15/40	9,500	10,057,824
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,750	4,021,304
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,349,094
CSCDA Community Improvement Authority, RB, M/F Housing(c)
Sustainability Bonds, 4.00%, 07/01/58	5,880	3,770,924
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	3,681,384

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(d)	$136,220	$ 14,604,691
Las Virgenes Unified School District, GO, Series B, Election 2022, 5.25%, 08/01/51	5,000	5,432,575
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 5.00%, 08/15/50	11,670	12,147,990
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/42	1,285	1,390,719
Series 2, Class A, AMT, 5.25%, 05/01/49	7,025	7,377,102
Series A, AMT, 5.25%, 05/01/55	2,760	2,891,519
Series A, AMT, 5.50%, 05/01/55	19,000	20,430,005
State of California, Refunding GO, 5.00%, 09/01/43	7,080	7,715,538
		148,726,899
Colorado — 2.7%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/43	5,720	6,369,555
Board of Governors of Colorado State University System, RB, Series C, 5.25%, 03/01/50	1,550	1,650,151
City of Aurora Colorado Water Revenue, RB, 1st Lien, 4.00%, 08/01/54	5,680	5,293,735
City of Colorado Springs Colorado Utilities System Revenue, RB
Series A, 5.00%, 11/15/43	3,550	3,898,322
Series B, 5.00%, 11/15/47	13,000	13,593,507
Colorado Bridge & Tunnel Enterprise, RB, Series A, (AGM), 5.25%, 12/01/50	3,000	3,198,311
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(c)	5,175	5,894,443
Colorado Health Facilities Authority, Refunding RB, Series A, 3.00%, 11/15/51	1,395	1,009,479
Colorado Housing and Finance Authority, RB, M/F Housing, Series A, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	2,630	2,676,568
County of Adams Colorado, COP, 5.25%, 12/01/49	10,065	10,774,208
Denver City & County School District No. 1, GO, Series C, (SAW), 5.50%, 12/01/47	6,990	7,761,125
Douglas County School District No. Re-1 Douglas & Elbert Counties, GO
Series 1, (SAW), 5.00%, 12/15/43	9,980	10,875,669
Series 1, (SAW), 5.00%, 12/15/44	12,000	12,969,976
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(c)	2,965	2,972,292
Red Barn Metropolitan District, Refunding GOL, Series A, 5.50%, 12/01/55	2,100	2,117,053
University of Colorado, RB, Series A, 5.00%, 06/01/50	3,335	3,541,822
		94,596,216
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 11/15/49	5,000	4,929,401
Connecticut State Health & Educational Facilities Authority, RB, 5.25%, 07/15/48	1,760	1,862,227
Security	Par (000)	Value
Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(c)	$3,090	$ 3,114,274
Waterbury Housing Authority, RB, M/F Housing, Series A, (FHLMC, HUD SECT 8), 4.50%, 02/01/42	3,705	3,842,379
		13,748,281
Delaware(c) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH-01, Class B, 6.88%, 05/01/39	14,861	14,954,162
Town of Bridgeville Delaware, ST
5.25%, 07/01/44	340	344,011
5.63%, 07/01/53	790	804,236
		16,102,409
District of Columbia — 1.2%
District of Columbia Income Tax Revenue, Refunding RB
Series A, 5.00%, 06/01/43	1,750	1,902,987
Series A, 5.25%, 06/01/50	5,000	5,401,611
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(d)	3,645	854,307
District of Columbia, GO, Series A, 5.00%, 08/01/49	10,135	10,663,079
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.50%, 10/01/44	2,395	2,629,854
Series A, AMT, 5.50%, 10/01/45	3,000	3,279,789
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Sustainability Bonds, 5.00%, 07/15/45	3,945	4,150,146
Sustainability Bonds, 5.00%, 07/15/48	11,570	12,047,614
		40,929,387
Florida — 5.1%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	450	450,580
4.63%, 05/01/49	1,775	1,670,976
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	100	100,077
5.00%, 11/01/31	500	500,489
Series 2024, 5.00%, 05/01/44(c)	1,375	1,380,534
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 11/15/31(c)	580	556,133
Capital Trust Agency, Inc., RB(c)
4.88%, 06/15/56	12,000	9,503,574
Series A, 5.00%, 06/15/49	5,000	4,498,206
Series A-2, 5.00%, 01/01/26	245	244,687
Celebration Pointe Community Development District No. 1, SAB(e)(f)
5.00%, 05/01/34	710	568,000
5.13%, 05/01/45	985	788,000
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(c)	2,745	2,748,098
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.00%, 09/01/43	3,425	3,726,623
Series A, 5.00%, 09/01/44	2,595	2,803,633
Series B, 5.50%, 09/01/48	8,510	9,299,412
City of Jacksonville Florida, Refunding RB, 5.00%, 10/01/43	5,000	5,385,884
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/54	11,890	12,245,184
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	$2,100	$ 2,182,545
County of Miami-Dade Florida, RB, 0.00%, 10/01/39(d)	15,765	9,191,711
County of Monroe Florida, RB, 5.00%, 04/01/48	5,560	5,802,363
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	1,000	1,025,581
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/47	14,795	15,777,987
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	1,990	1,991,950
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	717,080
Florida Development Finance Corp., RB(c)
Series A, 5.75%, 06/15/29	260	260,214
Series A, 6.00%, 06/15/34	440	440,424
Series C, 5.75%, 12/15/56	4,090	2,975,509
Series A, AMT, 0.00%, 07/15/59(b)(e)(f)	19,225	6,248,125
Series A, Class A, AMT, 4.38%, 10/01/54(b)	1,390	1,409,564
Florida Development Finance Corp., Refunding RB(c)
Series A, 4.50%, 12/15/56	11,970	7,894,757
AMT, 0.00%, 07/15/32(b)(e)(f)	7,850	2,551,250
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/41	5,065	5,536,949
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	990	974,259
Harbor Bay Community Development District, SAB, Series A-1, 4.10%, 05/01/48	1,400	1,240,078
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49	3,005	3,209,052
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,649,423
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	7,255	7,764,908
Lakewood Ranch Stewardship District, SAB
2.13%, 05/01/26	50	49,585
4.40%, 05/01/39	415	417,069
4.88%, 05/01/45	2,215	2,166,158
4.50%, 05/01/49	480	435,121
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	385	395,427
Series A, 6.00%, 05/01/54	680	697,261
Orange County Health Facilities Authority, Refunding RB
Series A, 5.00%, 10/01/45	4,875	5,159,345
Series A, 5.00%, 10/01/47	2,000	2,098,678
Orlando Utilities Commission, RB
Series A, 5.00%, 10/01/48	10,000	10,452,435
Series A, 5.00%, 10/01/50	5,000	5,269,772
Reunion East Community Development District, SAB, Series 2021, 2.40%, 05/01/26	75	74,536
Sarasota County Public Hospital District, RB, 4.00%, 07/01/52	5,000	4,466,514
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,604,165
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,545	1,547,451
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	58,443
Security	Par (000)	Value
Florida (continued)
Talavera Community Development District, SAB, 4.50%, 05/01/50	$770	$ 700,546
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,542,889
Westside Haines City Community Development District, SAB
2.50%, 05/01/26	65	64,627
5.75%, 05/01/44	1,190	1,218,987
6.00%, 05/01/54	460	471,057
		175,203,885
Georgia — 1.3%
City of Atlanta Georgia Department of Aviation, ARB
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/41	1,700	1,859,844
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/50	6,825	7,136,307
Columbia County Hospital Authority, RB, Series A, (AGM), 5.00%, 04/01/48	3,445	3,571,753
Development Authority for Fulton County, RB, (BAM- TCRS), 4.00%, 07/01/49	5,085	4,729,945
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(c)	3,355	2,199,115
Main Street Natural Gas, Inc., RB(b)
Series A, 5.00%, 06/01/53	12,500	13,224,529
Series D, 5.00%, 05/01/54	7,725	8,207,298
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, Sustainability Bonds, 5.25%, 07/01/50	3,295	3,565,504
		44,494,295
Hawaii — 0.1%
State of Hawaii Airports System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/44	3,000	3,135,181
Idaho — 0.7%
Idaho Health Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/42	5,600	6,092,345
Idaho Housing & Finance Association, RB
4.25%, 06/15/62(c)	5,910	4,001,372
Series A, 5.25%, 08/15/48	6,680	7,171,302
Series A, 6.95%, 06/15/55(c)	5,150	5,228,336
		22,493,355
Illinois — 2.1%
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.50%, 01/01/53	3,285	3,443,797
Chicago Midway International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/38	1,240	1,329,801
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,850	1,982,630
Chicago O’Hare International Airport, Refunding RB, Series C, AMT, 5.25%, 01/01/45	1,000	1,053,489
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(c)
2.53%, 12/01/25	327	327,000
2.69%, 12/01/26	267	263,128
2.87%, 12/01/27	221	215,658
Illinois Finance Authority, RB
Series A, Sustainability Bonds, 5.00%, 07/01/43	1,000	1,083,941
Series A, Sustainability Bonds, 5.00%, 07/01/44	1,000	1,075,485
Illinois Housing Development Authority, Refunding RB, Series H-1, 4.00%, 01/01/42	5,275	5,101,386

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	$4,875	$ 4,947,391
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	9,800,118
Series A, 5.25%, 01/01/45	10,000	10,723,944
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50	5,000	5,178,162
State of Illinois, GO
Series B, 5.25%, 05/01/44	11,920	12,609,224
Series B, 5.25%, 05/01/49	4,000	4,146,597
Series C, 5.00%, 12/01/46	4,850	4,974,905
Series F, 5.25%, 09/01/48	2,950	3,059,467
State of Illinois, Refunding GO, 5.00%, 02/01/37	2,400	2,653,339
		73,969,462
Indiana — 1.5%
Indiana Finance Authority, RB
Series A, 5.00%, 10/01/53	8,060	8,291,079
Series B, 1st Lien, Sustainability Bonds, 5.25%, 10/01/47	5,000	5,254,350
Series A, Sustainability Bonds, 5.00%, 02/01/43	5,000	5,426,597
Indiana Finance Authority, Refunding RB
Series C, 5.00%, 10/01/42	2,650	2,889,103
Series C, 5.00%, 02/01/45	1,375	1,488,935
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,761,055
Indiana Municipal Power Agency, Refunding RB, Series A, (AGM), 5.00%, 01/01/43	13,025	14,002,821
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,524,125
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	4,000	4,218,558
IPS Multi-School Building Corp., Refunding RB, Sustainability Bonds, 5.00%, 07/15/44	1,500	1,589,582
		50,446,205
Iowa — 0.2%
County of Polk Iowa, GO, Series A, AMT, 5.25%, 06/01/45	5,000	5,300,887
Kansas — 1.2%
Kansas Development Finance Authority, RB, Series SR, 5.00%, 05/01/41	7,495	8,207,009
Kansas Development Finance Authority, Refunding RB
Series C-1, 5.00%, 09/01/42	6,295	6,725,098
Series C-1, 5.00%, 09/01/46	7,690	8,037,198
State of Kansas Department of Transportation, Refunding RB, Series A, 5.00%, 09/01/44	2,050	2,210,147
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	17,090	17,870,892
		43,050,344
Kentucky — 0.1%
Westvaco Corp., RB, 7.67%, 01/15/27(c)	3,100	3,204,199
Louisiana — 0.5%
City of Lafayette Louisiana Utilities Revenue, RB, (AGM), 5.00%, 11/01/44	5,910	6,259,459
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	10,000	10,278,470
		16,537,929
Security	Par (000)	Value
Maine — 0.8%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	$3,250	$ 1,676,015
Series A, AMT, 8.50%, 06/01/32	3,250	1,678,852
AMT, Sustainability Bonds, 8.50%, 06/01/35	17,065	8,740,040
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(c)	18,500	16,161,720
		28,256,627
Maryland — 1.1%
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	4,500	4,987,957
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	11,375	11,253,459
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(c)	10,405	10,604,425
Washington Suburban Sanitary Commission, RB, (GTD), 5.00%, 06/01/43	9,270	10,158,304
		37,004,145
Massachusetts — 2.7%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 06/01/45	9,905	10,666,256
Series I, 5.00%, 12/01/47	1,000	1,060,245
Commonwealth of Massachusetts, GOL
Series A, 5.00%, 05/01/48	6,220	6,523,797
Series D, 5.00%, 10/01/50	10,000	10,457,955
Series D, 5.00%, 10/01/53	10,000	10,424,905
Series E, 5.00%, 11/01/47	4,500	4,716,868
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/46	5,560	5,917,168
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,861,570
5.00%, 10/01/43	5,000	4,711,228
Series J2, 5.00%, 07/01/48	3,000	3,042,448
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(c)	4,225	3,931,014
Massachusetts Port Authority, Refunding ARB, Series C, AMT, 5.00%, 07/01/49	5,000	5,051,916
Massachusetts School Building Authority, RB, Series A, Subordinate, 5.00%, 02/15/50	13,375	14,096,164
Town of Nantucket Mmassachusetts, Refunding GOL, 4.00%, 03/15/47	1,240	1,223,901
Town of Wakefield Massachusetts, GOL, 5.00%, 08/15/50	5,000	5,309,001
		91,994,436
Michigan — 1.4%
Michigan Finance Authority, RB
4.00%, 02/15/47	8,000	7,235,375
Series A, 6.50%, 06/01/57(c)(e)(f)	4,020	1,929,600
Michigan Finance Authority, Refunding RB
5.00%, 06/01/26(g)	145	146,528
Series A, 4.00%, 12/01/46	9,750	8,940,172
Series A, Class 1, 4.00%, 06/01/49	17,745	15,389,813
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	8,765	8,209,911
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	6,340	6,705,656
		48,557,055
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mississippi — 0.1%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	$3,975	$ 4,111,868
Missouri — 1.3%
City of St Louis Missouri Airport Revenue, ARB, Series A, (AGM), 5.25%, 07/01/49	17,400	18,553,924
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 4.00%, 05/15/48	2,995	2,770,713
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 04/01/45	5,000	4,700,296
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/44	5,000	5,056,724
Kansas City Industrial Development Authority, RB(e)(f)
Series A, 10.00%, 11/15/37	2,735	2,735,000
Series C, 7.50%, 11/15/46	1,701	1,700,993
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,463	7,597,752
Kansas City Industrial Development Authority, Refunding RB(e)(f)
Series B, Class B, 5.00%, 11/15/46	8,059	3,062,626
Series D, Class D, 2.00%, 11/15/46	3,597	360
		46,178,388
Nebraska — 0.4%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.00%, 03/01/49	1,750	1,805,389
Omaha Airport Authority, ARB, AMT, (AGM), 5.25%, 12/15/49	4,415	4,619,650
Omaha Public Power District, RB
Series A, 5.25%, 02/01/53	4,000	4,225,157
Series C, 4.00%, 02/01/49	4,100	3,812,253
		14,462,449
Nevada — 1.3%
Clark County School District, Refunding GOL, Series B, 5.00%, 06/15/45	10,000	10,729,979
Clark County Water Reclamation District, GOL
5.00%, 07/01/42	12,020	13,015,400
5.00%, 07/01/46	12,335	12,995,624
5.00%, 07/01/47	3,290	3,458,859
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/45	4,230	4,545,761
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(c)	160	160,019
		44,905,642
New Hampshire — 1.1%
National Finance Authority Affordable Housing Certificates, RB, Series 2024-1, 4.15%, 10/20/40	1,661	1,654,859
New Hampshire Business Finance Authority, RB
5.88%, 12/15/33(c)	3,745	3,706,875
Series A, Sustainability Bonds, 5.00%, 06/01/55	2,700	2,724,703
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,139	12,119,866
Security	Par (000)	Value
New Hampshire (continued)
New Hampshire Business Finance Authority, RB, M/F Housing (continued)
Series 2, Class 3-A, Sustainability Bonds, 0.00%, 10/01/51(b)	$11,194	$ 11,061,147
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	8,545	6,219,631
		37,487,081
New Jersey — 2.6%
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(c)	95	93,613
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	2,435	2,574,194
Series AA, 5.00%, 06/15/44	4,000	4,276,873
Series CC, 5.00%, 06/15/41	3,725	4,067,350
Series CC, 5.25%, 06/15/50	17,700	18,748,628
Series CC, 5.25%, 06/15/55	16,320	17,209,784
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.25%, 06/15/41	7,250	8,053,942
Series AA, 5.00%, 06/15/42	15,520	16,781,335
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/50	5,125	5,543,594
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	5,000	5,014,724
Sub-Series B, 5.00%, 06/01/46	7,775	7,547,727
		89,911,764
New York — 10.1%
City of New York, GO
Series A, 5.00%, 08/01/51	2,500	2,563,429
Series A-1, 5.00%, 08/01/42	4,000	4,342,549
Series A-1, 5.00%, 08/01/48	10,000	10,441,564
Series B, 5.25%, 10/01/47	4,015	4,209,793
Series C, 5.00%, 09/01/47	6,925	7,214,102
Series C, 5.25%, 03/01/49	11,675	12,313,517
Series F-1, 5.00%, 03/01/50	7,415	7,543,403
Series G-1, 5.25%, 02/01/50	7,470	7,878,888
Empire State Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,508,354
Empire State Development Corp., Refunding RB
Series E, 4.00%, 03/15/42	8,000	7,858,254
Series A, Sustainability Bonds, 5.00%, 03/15/55	4,070	4,225,358
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	7,570	7,582,425
New York City Municipal Water Finance Authority, RB
Series BB, 5.25%, 06/15/55	6,900	7,324,273
Series BB-1, 5.00%, 06/15/50	3,025	3,131,447
Sub-Series AA-1, 5.25%, 06/15/53	3,825	4,043,896
Sub-Series BB-1, 5.25%, 06/15/54	1,000	1,055,151
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	4,000	4,158,695
New York City Municipal Water Finance Authority, Refunding RB
Series BB-2, 4.00%, 06/15/42	3,835	3,787,038
Series AA2, Subordinate, 5.00%, 06/15/49	3,735	3,906,633
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/37	4,000	4,633,366

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D, 5.00%, 05/01/46	$10,295	$ 10,767,817
Series D-1, 5.25%, 11/01/48	13,315	14,006,219
Series F-1, 5.25%, 02/01/53	3,425	3,597,933
Series A, Subordinate, 5.00%, 05/01/43	5,520	5,857,436
Series A-1, Subordinate, 5.00%, 05/01/42	5,000	5,450,081
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,573,472
Series B, Subordinate, 5.00%, 05/01/46	1,000	1,041,729
Series G-1, Subordinate, 5.00%, 05/01/46	2,365	2,468,864
Series G-1, Subordinate, 5.00%, 05/01/52	4,000	4,131,380
Series H-1, Subordinate, 5.00%, 11/01/46	1,250	1,310,021
Series H-1, Subordinate, 5.25%, 11/01/48	8,500	9,069,735
Series H-1, Subordinate, 5.00%, 11/01/50	6,000	6,226,969
Series I-1, Subordinate, 5.00%, 05/01/50	10,000	10,378,282
Series I-1, Subordinate, 5.50%, 05/01/53	10,555	11,432,341
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	5,000	4,657,454
Series A, 5.00%, 03/15/47	2,430	2,563,079
Series A, 5.00%, 03/15/48	5,000	5,225,069
Series A, 5.00%, 03/15/50	16,150	16,816,007
Series A, 5.25%, 03/15/52	5,000	5,286,999
Series B, 5.00%, 03/15/54	5,000	5,214,198
Series C, 5.00%, 03/15/44	500	537,637
Series C, 5.25%, 03/15/50	5,000	5,333,840
Series E, 5.00%, 09/15/28(g)	5	5,300
New York State Thruway Authority, RB, Series A, 5.00%, 03/15/43	10,000	10,830,279
New York State Thruway Authority, Refunding RB, Series P, 5.00%, 01/01/49	2,000	2,108,826
New York Transportation Development Corp., ARB, AMT, Sustainability Bonds, 6.00%, 06/30/55	8,000	8,528,926
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	3,091,381
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	4,095,708
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	14,052,411
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,945	5,008,736
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	1,675	1,702,680
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,110	4,197,969
Port Authority of New York & New Jersey, Refunding RB, Series 250, 5.00%, 10/15/42	2,025	2,243,353
Suffolk Regional Off-Track Betting Corp., RB, 5.00%, 12/01/34	4,075	4,199,643
Triborough Bridge & Tunnel Authority, RB, Series C- 1A, Senior Lien, 5.00%, 05/15/51	10,750	11,101,053
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 5.25%, 05/15/52	23,785	24,819,997
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,510,264
		349,165,223
North Carolina — 0.9%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	15,000	15,904,932
Security	Par (000)	Value
North Carolina (continued)
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	$6,290	$ 6,696,724
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	4,945	5,502,079
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	379,534
Series A, 5.00%, 10/01/49	375	374,888
Series A, 5.13%, 10/01/54	195	195,254
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,221,323
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(c)	460	460,352
		31,735,086
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,555	5,072,292
Ohio — 1.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	19,390	16,327,584
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(d)	24,710	2,164,468
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50	4,000	4,249,345
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	2,500	2,671,608
JobsOhio Beverage System, Refunding RB
Series A, Senior Lien, 5.00%, 01/01/44	2,500	2,707,056
Series A, Senior Lien, 5.00%, 01/01/50	3,000	3,178,771
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,468,612
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,115,186
		37,882,630
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority, RB, Series A, 5.25%, 07/01/50	2,185	2,354,526
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(c)	4,905	4,914,668
Oklahoma Turnpike Authority, RB, Series A, 5.00%, 01/01/44	4,500	4,835,260
Oklahoma Water Resources Board, RB
5.25%, 04/01/50	3,000	3,249,369
Series A, 4.13%, 10/01/53	3,730	3,546,534
		18,900,357
Oregon — 1.6%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,434,734
Series A, 2nd Lien, 5.00%, 10/01/49	18,390	19,504,114
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(c)	7,860	7,860,710
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon (continued)
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	$4,000	$ 4,246,134
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	160,937
State of Oregon, GO
Series A, 5.00%, 05/01/48	1,840	1,937,995
Series F, 5.00%, 08/01/48	2,000	2,108,662
University of Oregon, RB, Series A, 5.00%, 04/01/50	10,000	10,241,922
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, (GTD), 5.00%, 06/15/43	3,100	3,396,199
		55,891,407
Pennsylvania — 0.9%
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/25	525	525,000
Series A, 5.25%, 12/01/45	1,500	1,241,511
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AGM), 5.25%, 09/01/54	2,500	2,676,624
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	5,985	5,236,778
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,251,134
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGM), 5.00%, 11/01/51	6,510	6,736,963
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	6,760	7,317,953
Upper Darby School District, GOL, (BAM SAW), 5.00%, 04/01/55	5,610	5,773,070
		32,759,033
Puerto Rico — 5.1%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(d)	222,915	10,616,973
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,834,364
Series A-1, Restructured, 4.00%, 07/01/41	1,591	1,469,410
Series A-1, Restructured, 4.00%, 07/01/46	7,867	6,988,537
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(d)	9,280	6,679,976
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(e)(f)	109,934	64,036,318
Puerto Rico Electric Power Authority, RB
Series A, 7.00%, 07/01/33(e)(f)	7,445	4,950,925
Series A, 7.00%, 07/01/43(e)(f)	3,350	2,227,750
Series A-1, 10.00%, 07/01/19(e)(f)	928	616,957
Series A-2, 10.00%, 07/01/19(e)(f)	4,681	3,112,572
Series A-3, 10.00%, 07/01/19(e)(f)	6,867	4,566,685
Series B-3, 10.00%, 07/01/19(e)(f)	6,867	4,566,684
Series C-1, 5.40%, 01/01/18(e)(f)	18,867	12,546,712
Series C-3, 5.40%, 01/01/20(e)(f)	1,908	1,268,472
Series C-4, 5.40%, 07/01/20(e)(f)	1,907	1,268,472
Series D-1, 7.50%, 01/01/20(e)(f)	9,399	6,250,268
Series D-2, 7.50%, 01/01/20(e)(f)	5,000	3,325,000
Series D-4, 7.50%, 07/01/20(e)(f)	7,444	4,950,118
Series WW, 5.50%, 07/01/20	1,000	665,000
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB (continued)
Series XX, 5.75%, 07/01/36(e)(f)	$1,825	$ 1,213,625
Puerto Rico Electric Power Authority, Refunding RB(e)(f)
Series UU, 0.00%, 07/01/17(b)	1,295	861,175
Series UU, 0.00%, 07/01/18(b)	1,165	774,725
Series UU, 0.00%, 07/01/20(b)	10,400	6,916,000
Series UU, 1.00%, 07/01/31(b)	12,285	8,169,525
Series ZZ, 5.25%, 07/01/25	2,440	1,622,600
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	2,028,578
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,327,682
Series A-2, AMT, 6.75%, 01/01/45	1,790	2,021,868
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,500	2,354,422
		175,231,393
Rhode Island — 0.2%
State of Rhode Island, GO, Series A, 5.00%, 05/01/43	4,195	4,565,827
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(d)	12,980	1,896,984
		6,462,811
South Carolina — 2.4%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,631,445
5.00%, 01/01/49	5,955	6,138,239
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,505,293
County of Dorchester South Carolina, SAB(c)
5.88%, 10/01/40	2,310	2,349,824
6.00%, 10/01/51	6,240	6,302,587
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	12,640	13,774,705
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(b)	5,680	6,160,413
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(c)	6,915	6,180,166
Series A, 5.25%, 11/01/43	11,525	12,445,602
Series A, 5.50%, 11/01/54	12,155	12,936,366
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.25%, 11/01/42	775	859,346
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/54	7,520	7,828,269
		84,112,255
Tennessee — 1.9%
City of Memphis Tennessee Sanitary Sewerage System Revenue, RB
(AGM), 5.00%, 06/01/47	3,825	4,041,965
(AGM), 5.00%, 06/01/48	4,015	4,235,150
Metropolitan Government Nashville & Davidson County Health & Educational Fcilities Board, Refunding RB, 5.25%, 10/01/58	8,925	8,638,774

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/45	$2,750	$ 2,948,294
5.00%, 07/01/50	5,050	5,303,461
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, Subordinate, 5.00%, 07/01/44	1,235	1,254,256
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,317,126
Series A, Subordinate, 5.00%, 07/01/54	5,890	5,986,235
New Memphis Arena Public Building Authority, RB, CAB(h)
Convertible, 4.00%, 04/01/29	625	619,159
Convertible, 4.00%, 04/01/30	750	744,179
Convertible, 4.00%, 04/01/31	650	644,340
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	11,950	12,988,359
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,345	4,792,039
Tennessee State School Bond Authority, RB, Series A, 5.00%, 11/01/47	6,520	6,868,660
		64,381,997
Texas — 12.1%
Arlington Higher Education Finance Corp., RB(c)(e)(f)
7.50%, 04/01/28	210	105,000
7.88%, 11/01/62	5,865	3,519,000
Series A, 5.30%, 04/01/62	4,325	2,162,500
Austin Community College District, GOL, 5.25%, 08/01/53	8,435	8,935,657
Austin Community College District, Refunding GOL, 5.25%, 08/01/50	6,630	7,084,118
Celina Independent School District, GO
Series A, (PSF), 5.25%, 02/15/41	1,800	2,021,513
Series A, (PSF), 5.25%, 02/15/42	1,905	2,116,282
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,712,789
Series A, 5.00%, 02/15/41	6,020	6,513,297
Series C, 4.00%, 02/15/44	12,185	11,766,905
City of El Paso Texas Water & Sewer Revenue, Refunding RB
5.00%, 03/01/42	3,000	3,226,214
5.25%, 03/01/49	17,500	18,531,698
5.00%, 03/01/52	10,000	10,302,470
City of Houston Texas Airport System Revenue, ARB
Series A, AMT, 6.50%, 07/15/30	860	860,565
Series A, AMT, 6.63%, 07/15/38	3,000	3,002,042
Series B, AMT, 5.50%, 07/15/36	1,000	1,091,429
Series B, AMT, 5.50%, 07/15/37	3,125	3,400,923
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	1,865	2,027,734
Series A, AMT, Subordinate Lien, 5.25%, 07/01/42	3,585	3,854,575
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/38	535	589,602
Series A, 5.25%, 03/01/40	350	384,667
Series A, 5.25%, 03/01/43	570	613,087
City of Marble Falls Texas, SAB(c)
3.38%, 09/01/26	100	99,601
3.88%, 09/01/31	200	192,617
4.13%, 09/01/41	730	649,135
Security	Par (000)	Value
Texas (continued)
City of Marble Falls Texas, SAB(c) (continued)
4.38%, 09/01/51	$1,000	$ 846,334
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	3,220	3,351,709
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/46	5,330	5,637,436
Series A, 5.25%, 02/01/49	15,000	15,884,455
Series C, 5.50%, 02/01/49	1,660	1,801,168
Series D, 5.00%, 02/01/43	8,000	8,506,466
Series E, 5.25%, 02/01/49	5,500	5,839,536
Conroe Independent School District, GO, (PSF), 5.00%, 02/15/45	5,000	5,353,844
County of Harris Texas, Refunding GOL, Series A, 5.25%, 09/15/50	3,750	4,039,659
County of Williamson Texas, Refunding GO, 5.00%, 02/15/43	1,985	2,157,139
Dallas Fort Worth International Airport, Refunding ARB
5.25%, 11/01/48	18,425	19,777,920
Series A-1, AMT, 5.25%, 11/01/45	8,000	8,475,724
Series A-1, AMT, 5.25%, 11/01/46	15,000	15,829,527
Deer Park Independent School District, GO, (PSF), 5.00%, 08/15/47	5,000	5,213,402
Fort Bend Independent School District, Refunding GO
Series A, (PSF), 5.00%, 08/15/44	945	1,006,203
Series A, (PSF), 5.25%, 08/15/55	5,000	5,337,256
Fredericksburg Independent School District, GO, (PSF), 5.00%, 02/15/47	8,120	8,447,369
Leander Independent School District, Refunding GO, Series A, (PSF), 5.00%, 08/15/50	3,545	3,735,620
Lower Colorado River Authority, Refunding RB
5.00%, 05/15/45	2,440	2,547,514
(AGM), 5.00%, 05/15/49	4,080	4,243,904
Series A, (BAM), 5.25%, 05/15/43	3,450	3,789,127
Midland Independent School District, GO, (PSF), 5.00%, 02/15/47	5,000	5,242,116
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	395	397,789
North Texas Municipal Water District Water System Revenue, Refunding RB, 5.25%, 09/01/51	5,800	6,177,563
North Texas Municipal Water District, RB, 5.25%, 06/01/43	4,500	4,861,069
Northwest Independent School District, GO
(PSF), 5.00%, 02/15/48	5,865	6,106,837
Series A, (PSF), 5.00%, 02/15/48	5,130	5,341,530
Permanent University Fund - University of Texas System, Refunding RB
Series A, 5.00%, 07/01/40	3,700	4,090,420
Series A, 5.00%, 07/01/48	1,750	1,873,321
Plano Independent School District, GO, 5.00%, 02/15/41	5,025	5,371,511
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	15,000	15,554,773
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(c)	16,545	14,991,286
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)	20,000	20,073,816
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(c)	20,670	15,892,890
Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	$4,180	$ 4,348,523
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	3,385	3,437,785
San Antonio Water System, Refunding RB
Series A, Junior Lien, 5.25%, 05/15/48	7,005	7,495,826
Series C, Junior Lien, 5.00%, 05/15/45	3,275	3,503,850
State of Texas, Refunding GO
5.00%, 10/01/43	5,000	5,467,420
5.00%, 10/01/44	5,725	6,224,875
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/49	2,450	2,553,641
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB
5.00%, 12/01/44	7,450	7,925,136
5.25%, 12/01/49	1,000	1,071,949
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,967,811
Texas Transportation Finance Corp., Refunding RB, Series A, Subordinate, 5.25%, 10/01/50	6,000	6,439,766
Texas Water Development Board, RB
4.00%, 10/15/44	1,370	1,333,839
5.00%, 08/01/45	2,800	3,006,065
4.00%, 10/15/45	10,000	9,652,392
5.00%, 10/15/47	10,000	10,431,905
		416,420,436
Utah — 0.4%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/42	5,430	5,784,278
Series A, AMT, 5.00%, 07/01/46	3,000	3,059,864
Utah Charter School Finance Authority, RB(c)
5.63%, 06/15/26	50	49,896
5.63%, 06/15/54	4,930	4,352,365
		13,246,403
Virginia — 2.6%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	5,450	5,937,836
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,761,503
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(h)	6,638	6,090,399
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(c)	1,000	1,001,321
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	2,500	2,701,929
5.00%, 04/01/45	6,500	6,925,797
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,602,358
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/46	5,000	5,254,442
Fairfax County Industrial Development Authority, Refunding RB, Series A, 4.00%, 05/15/48	1,780	1,677,841
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/47(c)	1,960	1,603,990
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,425	1,488,225
Lower Magnolia Green Community Development Authority, SAB(c)
5.00%, 03/01/35	2,695	2,695,539
Security	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, SAB(c) (continued)
5.00%, 03/01/45	$2,780	$ 2,694,893
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	24,495	18,571,879
Virginia Commonwealth University Health System Authority, RB
Series A, 5.25%, 07/01/49	4,800	5,182,026
Series A, 4.00%, 07/01/54	2,500	2,280,734
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	680,186
Series E-2, 4.55%, 10/01/49	1,965	1,934,880
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/45	4,600	4,950,822
Virginia Resources Authority, Refunding RB, Series B, (MORAL OBLG), 5.00%, 11/01/50	5,000	5,298,967
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/49	2,000	1,950,980
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,400	1,514,819
		88,801,366
Washington — 2.6%
City of Seattle WA Drainage & Wastewater Revenue, Refunding RB, 5.25%, 05/01/50	625	674,012
King County Housing Authority, Refunding RB, 5.38%, 07/01/45	6,000	6,317,067
Mason County Public Hospital District No. 1, RB, 5.00%, 12/01/48	5,000	5,037,456
Pierce County School District No. 10 Tacoma, GO, (GTD), 5.00%, 12/01/48	1,000	1,060,026
Port of Seattle Wasington, ARB
Series A, AMT, 4.00%, 05/01/43	5,000	4,671,424
Series B, AMT, Intermediate Lien, 5.25%, 10/01/43	7,615	8,262,549
Port of Seattle Wasington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	7,995	8,338,836
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	14,025	15,082,489
Series A, 5.00%, 08/01/44	13,000	14,077,865
Series A, 5.00%, 08/01/47	8,220	8,726,867
Series B, 5.00%, 06/01/46	3,365	3,553,545
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,675	1,735,599
Washington State Housing Finance Commission, RB(c)
Series A, 4.00%, 07/01/27	295	290,733
Series A, 5.50%, 01/01/44	920	897,859
Series B2, 3.95%, 07/01/29	6,890	6,890,045
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 0.00%, 03/01/50(b)	3,549	3,478,199
		89,094,571
Wisconsin — 1.2%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,602,521
AMT, 4.25%, 07/01/54	6,310	5,242,561
Public Finance Authority, RB
6.25%, 10/01/31(c)(e)(f)	1,285	128,500
7.00%, 10/01/47(c)(e)(f)	1,285	128,500
Series A, 7.00%, 11/01/46(c)(e)(f)	5,085	2,796,750
Series B, Class B, 7.00%, 12/01/30(c)	1,620	1,015,786

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
AMT, 6.50%, 06/30/60	$7,500	$ 8,286,099
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(c)	8,530	7,478,134
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	1,630	1,686,117
Wisconsin Health & Educational Facilities Authority, RB
5.25%, 08/15/50	8,000	8,363,180
Series A, 5.75%, 08/15/59	1,575	1,615,028
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/44	1,700	1,782,637
		40,125,813
Total Municipal Bonds — 90.0% (Cost: $3,129,867,456)		3,106,006,700
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 0.8%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	10,000	10,556,290
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/53	17,420	17,895,619
		28,451,909
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48(j)	19,910	20,030,284
Florida — 1.9%
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,343,091
5.00%, 07/01/50	15,000	15,525,065
5.00%, 07/01/51	10,000	10,341,521
School District of Broward County, GO, 5.00%, 07/01/51(j)	26,045	26,964,606
		67,174,283
Georgia — 0.3%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	10,000	10,238,520
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48(j)	10,000	10,085,949
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	11,091,165
Kansas — 0.8%
Kansas Development Finance Authority, Refunding RB, Series C-1, 5.00%, 09/01/50(j)	26,825	27,844,108
Kentucky — 0.4%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	12,545,838
Security	Par (000)	Value
Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/53	$10,000	$ 10,477,467
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 10/01/48	9,500	9,985,847
		20,463,314
Nebraska — 0.9%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	29,843,893
Nevada — 0.3%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/50	10,000	10,830,909
New York — 1.8%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,478,780
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/52	40,000	40,640,611
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-1, 5.00%, 05/15/51	9,070	9,353,017
		62,472,408
Pennsylvania — 0.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51(j)	10,000	10,111,336
Texas — 0.8%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,302,470
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	18,082,148
		28,384,618
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48(j)	10,000	10,146,137
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.4% (Cost: $351,623,240)		359,714,671
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
City of Dallas Housing Finance Corp., Series 2025- 04FN, Class PT, 4.63%, 10/01/43	3,300	3,353,994
Total Non-Agency Mortgage-Backed Securities — 0.1% (Cost: $3,300,000)		3,353,994

Schedule of Investments

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)	351,450	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 101.3% (Cost: $3,503,240,042)		3,495,680,394
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.61%(k)(l)	130,334,664	130,347,698
Total Short-Term Securities — 3.8% (Cost: $130,347,457)		130,347,698
Total Investments — 105.1% (Cost: $3,633,587,499)		3,626,028,092
Other Assets Less Liabilities — 1.9%		64,395,598
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.0)%		(239,976,012)
Net Assets — 100.0%		$ 3,450,447,678

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2027 to March 1, 2031, is $75,563,707. See
Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 27,152,306	$ 103,195,392 (a)	$ —	$ —	$ —	$ 130,347,698	130,334,664	$ 1,739,967	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 7,833,151	$ 7,833,151
Corporate Bonds	—	7,655,078	—	7,655,078
Investment Companies	11,116,800	—	—	11,116,800
Municipal Bonds	—	3,106,006,700	—	3,106,006,700
Municipal Bonds Transferred to Tender Option Bond Trusts	—	359,714,671	—	359,714,671
Non-Agency Mortgage-Backed Securities	—	3,353,994	—	3,353,994
Warrants	—	—	—	—

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
November 30, 2025
BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 130,347,698	$ —	$ —	$ 130,347,698
	$141,464,498	$3,476,730,443	$7,833,151	$3,626,028,092
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $237,914,965 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
November 30, 2025

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 2,320,574,950	$ 280,040,733	$ 327,508,039	$ 3,495,680,394
Investments, at value — affiliated(b)	47,999,576	15,676,850	11,742,300	130,347,698
Cash	22,176,901	251,583	283,031	18,619,211
Receivables:
Investments sold	—	836,864	857,675	2,182,359
Capital shares sold	1,852,235	782,605	205,875	3,962,701
Dividends — unaffiliated	—	31,206	—	68,000
Dividends — affiliated	147,002	—	31,039	258,958
Interest — unaffiliated	24,290,426	4,221,556	4,686,501	49,008,642
Prepaid expenses	103,674	24,573	22,409	156,919
Total assets	2,417,144,764	301,865,970	345,336,869	3,700,284,882
LIABILITIES
Payables:
Investments purchased	21,483,489	617,567	7,754,224	—
Accounting services fees	88,375	30,920	37,712	167,652
Capital shares redeemed	3,529,698	718,075	274,474	5,313,538
Custodian fees	19,104	1,323	1,557	—
Income dividend distributions	1,223,233	224,857	372,574	1,630,451
Interest expense and fees	—	24,593	106,598	2,061,047
Investment advisory fees	715,557	93,845	113,478	1,344,054
Trustees’ and Officer’s fees	8,720	1,343	1,464	191,063
Other accrued expenses	25,270	27,879	27,381	27,997
Professional fees	25,826	4,597	11,693	41,057
Service and distribution fees	143,953	27,168	23,487	151,098
Transfer agent fees	388,198	60,359	90,332	994,282
Total liabilities	27,651,423	1,832,526	8,814,974	11,922,239
OTHER LIABILITIES
TOB Trust Certificates	—	7,317,797	14,995,531	237,914,965
Total liabilities	27,651,423	9,150,323	23,810,505	249,837,204
Commitments and contingent liabilities
NET ASSETS	$ 2,389,493,341	$ 292,715,647	$ 321,526,364	$ 3,450,447,678
NET ASSETS CONSIST OF
Paid-in capital	$ 2,620,711,942	$ 313,929,518	$ 378,252,956	$ 4,699,757,561
Accumulated loss	(231,218,601)	(21,213,871)	(56,726,592)	(1,249,309,883)
NET ASSETS	$ 2,389,493,341	$ 292,715,647	$ 321,526,364	$ 3,450,447,678
(a) Investments, at cost—unaffiliated	$2,320,160,659	$278,461,192	$329,357,228	$3,503,240,042
(b) Investments, at cost—affiliated	$47,999,576	$15,676,793	$11,742,299	$130,347,457

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
November 30, 2025

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
NET ASSET VALUE
Institutional
Net assets	$ 1,663,660,392	$ 172,788,841	$ 210,376,268	$ 2,811,273,874
Shares outstanding	138,671,804	16,867,319	21,312,507	269,201,507
Net asset value	$ 12.00	$ 10.24	$ 9.87	$ 10.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
Service
Net assets	N/A	$ 6,155,171	$ 963,410	N/A
Shares outstanding	N/A	600,856	97,490	N/A
Net asset value	N/A	$ 10.24	$ 9.88	N/A
Shares authorized	N/A	Unlimited	Unlimited	N/A
Par value	N/A	$0.10	$0.10	N/A
Investor A
Net assets	$ 563,287,221	$ 93,325,340	$ 95,156,105	$ 552,114,833
Shares outstanding	46,991,887	9,102,853	9,628,900	52,894,447
Net asset value	$ 11.99	$ 10.25	$ 9.88	$ 10.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
Investor A1
Net assets	$ 60,605,730	$ 11,180,927	$ 4,537,240	$ 12,648,192
Shares outstanding	5,050,766	1,090,165	458,923	1,211,346
Net asset value	$ 12.00	$ 10.26	$ 9.89	$ 10.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
Investor C
Net assets	$ 24,947,178	$ 6,656,204	$ 3,515,297	$ 24,761,194
Shares outstanding	2,079,289	649,931	355,775	2,370,949
Net asset value	$ 12.00	$ 10.24	$ 9.88	$ 10.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
Class K
Net assets	$ 76,992,820	$ 2,609,164	$ 6,978,044	$ 49,649,585
Shares outstanding	6,416,062	254,780	707,026	4,754,463
Net asset value	$ 12.00	$ 10.24	$ 9.87	$ 10.44
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	$0.10	$0.10	$0.10	$0.10
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended November 30, 2025

	BlackRock California Municipal Opportunities Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Strategic Municipal Opportunities Fund
INVESTMENT INCOME
Dividends — unaffiliated	$—	$—	$—	$631,808
Dividends — affiliated	1,138,462	127,126	129,041	1,739,967
Interest — unaffiliated	47,269,040	6,083,610	7,176,399	82,460,122
Total investment income	48,407,502	6,210,736	7,305,440	84,831,897
EXPENSES
Investment advisory	4,288,404	735,251	834,649	9,224,697
Portfolio investment fees	1,110,411	—	—	3,465,696
Service and distribution — class specific	854,301	158,797	142,339	846,449
Transfer agent — class specific	824,126	116,948	180,054	1,677,100
Accounting services	128,341	31,353	31,854	167,313
Professional	46,998	34,872	30,526	80,169
Registration	35,369	36,979	36,944	63,879
Trustees and Officer	18,339	2,891	3,163	43,074
Printing and postage	15,231	11,591	10,565	20,428
Custodian	7,982	1,714	1,897	15,022
Miscellaneous	27,673	13,193	12,988	40,916
Total expenses excluding interest expense	7,357,175	1,143,589	1,284,979	15,644,743
Interest expense and fees — unaffiliated(a)	76,696	41,496	216,021	3,603,190
Total expenses	7,433,871	1,185,085	1,501,000	19,247,933
Less:
Fees waived and/or reimbursed by the Manager	(52,403)	(203,231)	(176,032)	(949,378)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(256,272)	(47,067)	(104,033)	—
Total expenses after fees waived and/or reimbursed	7,125,196	934,787	1,220,935	18,298,555
Net investment income	41,282,306	5,275,949	6,084,505	66,533,342
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,396,661)	(587,009)	(845,138)	(54,109,540)
Investments — affiliated	—	—	29	—
Futures contracts	(103,721)	—	—	—
	(9,500,382)	(587,009)	(845,109)	(54,109,540)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	79,557,978	10,060,920	12,423,847	178,919,854
Investments — affiliated	—	—	(29)	—
Unfunded commitments	(7,615,146)	—	—	(23,806,937)
	71,942,832	10,060,920	12,423,818	155,112,917
Net realized and unrealized gain	62,442,450	9,473,911	11,578,709	101,003,377
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,724,756	$14,749,860	$17,663,214	$167,536,719
(a) All or a portion of is related to TOB Trusts.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock California Municipal Opportunities Fund		BlackRock New Jersey Municipal Bond Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$41,282,306	$81,226,845	$5,275,949	$10,437,393
Net realized loss	(9,500,382)	(29,500,087)	(587,009)	(1,287,426)
Net change in unrealized appreciation (depreciation)	71,942,832	(12,172,885)	10,060,920	(5,617,684)
Net increase in net assets resulting from operations	103,724,756	39,553,873	14,749,860	3,532,283
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(28,719,449)	(55,382,535)	(3,165,900)	(6,377,267)
Service	—	—	(106,358)	(208,595)
Investor A	(9,139,687)	(18,752,041)	(1,567,450)	(2,972,541)
Investor A1	(1,084,964)	(2,397,289)	(204,055)	(413,221)
Investor C	(347,169)	(917,227)	(96,400)	(238,422)
Class K	(1,337,548)	(2,715,597)	(42,279)	(75,459)
Decrease in net assets resulting from distributions to shareholders	(40,628,817)	(80,164,689)	(5,182,442)	(10,285,505)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,389,296)	82,757,246	4,378,185	(7,819,971)
NET ASSETS
Total increase (decrease) in net assets	61,706,643	42,146,430	13,945,603	(14,573,193)
Beginning of period	2,327,786,698	2,285,640,268	278,770,044	293,343,237
End of period	$2,389,493,341	$2,327,786,698	$292,715,647	$278,770,044

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Strategic Municipal Opportunities Fund
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,084,505	$11,936,932	$66,533,342	$144,090,876
Net realized loss	(845,109)	(2,827,304)	(54,109,540)	(55,145,268)
Net change in unrealized appreciation (depreciation)	12,423,818	(1,699,553)	155,112,917	(44,203,048)
Net increase in net assets resulting from operations	17,663,214	7,410,075	167,536,719	44,742,560
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,980,480)	(7,747,727)	(53,254,728)	(112,804,567)
Service	(16,812)	(34,873)	—	—
Investor A	(1,715,773)	(3,362,853)	(9,936,446)	(23,099,835)
Investor A1	(87,770)	(189,551)	(236,862)	(522,580)
Investor C	(53,120)	(145,275)	(380,901)	(1,088,363)
Class K	(136,781)	(301,075)	(994,308)	(2,595,340)
Decrease in net assets resulting from distributions to shareholders	(5,990,736)	(11,781,354)	(64,803,245)	(140,110,685)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(10,206,276)	(20,206,533)	(216,697,297)	(263,172,978)
NET ASSETS
Total increase (decrease) in net assets	1,466,202	(24,577,812)	(113,963,823)	(358,541,103)
Beginning of period	320,060,162	344,637,974	3,564,411,501	3,922,952,604
End of period	$321,526,364	$320,060,162	$3,450,447,678	$3,564,411,501

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund
	Institutional
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$11.67	$11.87	$11.74	$12.05	$13.08	$12.21
Net investment income(a)	0.21	0.42	0.38	0.33	0.25	0.25
Net realized and unrealized gain (loss)	0.33	(0.20)	0.13	(0.31)	(1.03)	0.87
Net increase (decrease) from investment operations	0.54	0.22	0.51	0.02	(0.78)	1.12
Distributions from net investment income(b)	(0.21)	(0.42)	(0.38)	(0.33)	(0.25)	(0.25)
Net asset value, end of period	$12.00	$11.67	$11.87	$11.74	$12.05	$13.08
Total Return(c)
Based on net asset value	4.69%(d)	1.79%	4.39%(e)	0.23%(e)	(6.06)%	9.26%
Ratios to Average Net Assets(f)
Total expenses	0.53%(g)(h)(i)	0.48%	0.55%	0.64%	0.49%	0.48%
Total expenses after fees waived and/or reimbursed	0.49%(g)(h)(i)	0.46%	0.52%	0.60%	0.47%	0.46%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	0.44%(i)	0.44%	0.44%	0.44%	0.44%	0.43%
Net investment income	3.67%(i)	3.52%	3.25%	2.84%	1.95%	1.98%
Supplemental Data
Net assets, end of period (000)	$1,663,660	$1,613,992	$1,513,123	$1,646,282	$1,907,899	$1,922,918
Borrowings outstanding, end of period (000)	$—	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	46%	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.48% and 0.45%, respectively.
(h)
Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed would have been 0.58% and 0.54%, respectively.

(i)	Annualized.
(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$11.66	$11.86	$11.73	$12.04	$13.07	$12.19
Net investment income(a)	0.20	0.39	0.35	0.31	0.22	0.22
Net realized and unrealized gain (loss)	0.33	(0.20)	0.13	(0.32)	(1.03)	0.88
Net increase (decrease) from investment operations	0.53	0.19	0.48	(0.01)	(0.81)	1.10
Distributions from net investment income(b)	(0.20)	(0.39)	(0.35)	(0.30)	(0.22)	(0.22)
Net asset value, end of period	$11.99	$11.66	$11.86	$11.73	$12.04	$13.07
Total Return(c)
Based on net asset value	4.56%(d)	1.55%	4.13%(e)	(0.02)%(e)	(6.30)%	9.09%
Ratios to Average Net Assets(f)
Total expenses	0.74%(g)(h)(i)	0.70%	0.77%	0.87%	0.72%	0.72%
Total expenses after fees waived and/or reimbursed	0.74%(g)(h)(i)	0.70%	0.76%	0.85%	0.71%	0.71%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	0.68%(h)	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	3.42%(h)	3.27%	3.01%	2.60%	1.69%	1.74%
Supplemental Data
Net assets, end of period (000)	$563,287	$552,518	$582,866	$661,274	$843,462	$1,025,162
Borrowings outstanding, end of period (000)	$—	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	46%	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.70% and 0.69%, respectively.
(h)	Annualized.
(i)
Portfolio Investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.79% and 0.79%, respectively.

(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor A1
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$11.68	$11.87	$11.74	$12.05	$13.08	$12.20
Net investment income(a)	0.21	0.41	0.37	0.32	0.24	0.24
Net realized and unrealized gain (loss)	0.32	(0.19)	0.13	(0.31)	(1.03)	0.88
Net increase (decrease) from investment operations	0.53	0.22	0.50	0.01	(0.79)	1.12
Distributions from net investment income(b)	(0.21)	(0.41)	(0.37)	(0.32)	(0.24)	(0.24)
Net asset value, end of period	$12.00	$11.68	$11.87	$11.74	$12.05	$13.08
Total Return(c)
Based on net asset value	4.55%(d)	1.79%	4.29%(e)	0.14%(e)	(6.15)%	9.25%
Ratios to Average Net Assets(f)
Total expenses	0.59%(g)(h)(i)	0.55%	0.62%	0.72%	0.57%	0.57%
Total expenses after fees waived and/or reimbursed	0.58%(g)(h)(i)	0.54%	0.61%	0.69%	0.56%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	0.53%(h)	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	3.58%(h)	3.43%	3.16%	2.75%	1.85%	1.89%
Supplemental Data
Net assets, end of period (000)	$60,606	$65,537	$73,407	$78,960	$88,442	$103,726
Borrowings outstanding, end of period (000)	$—	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	46%	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.54% and 0.54%, respectively.
(h)	Annualized.
(i)
Portfolio Investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.63% and 0.63%, respectively.

(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Investor C
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$11.67	$11.87	$11.74	$12.05	$13.08	$12.21
Net investment income(a)	0.15	0.30	0.26	0.22	0.12	0.12
Net realized and unrealized gain (loss)	0.33	(0.20)	0.13	(0.31)	(1.03)	0.87
Net increase (decrease) from investment operations	0.48	0.10	0.39	(0.09)	(0.91)	0.99
Distributions from net investment income(b)	(0.15)	(0.30)	(0.26)	(0.22)	(0.12)	(0.12)
Net asset value, end of period	$12.00	$11.67	$11.87	$11.74	$12.05	$13.08
Total Return(c)
Based on net asset value	4.17%(d)	0.78%	3.35%(e)	(0.77)%(e)	(7.00)%	8.17%
Ratios to Average Net Assets(f)
Total expenses	1.50%(g)(h)(i)	1.47%	1.54%	1.63%	1.48%	1.48%
Total expenses after fees waived and/or reimbursed	1.49%(g)(h)(i)	1.46%	1.52%	1.60%	1.47%	1.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	1.45%(h)	1.44%	1.44%	1.44%	1.44%	1.44%
Net investment income	2.67%(h)	2.50%	2.25%	1.84%	0.93%	0.99%
Supplemental Data
Net assets, end of period (000)	$24,947	$29,645	$45,817	$62,713	$84,141	$107,235
Borrowings outstanding, end of period (000)	$—	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	46%	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.46% and 1.45%, respectively.
(h)	Annualized.
(i)
Portfolio Investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.55% and 1.54%, respectively.

(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock California Municipal Opportunities Fund (continued)
	Class K
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$11.68	$11.87	$11.74	$12.05	$13.08	$12.21
Net investment income(a)	0.22	0.43	0.39	0.34	0.26	0.26
Net realized and unrealized gain (loss)	0.31	(0.20)	0.12	(0.31)	(1.04)	0.87
Net increase (decrease) from investment operations	0.53	0.23	0.51	0.03	(0.78)	1.13
Distributions from net investment income(b)	(0.21)	(0.42)	(0.38)	(0.34)	(0.25)	(0.26)
Net asset value, end of period	$12.00	$11.68	$11.87	$11.74	$12.05	$13.08
Total Return(c)
Based on net asset value	4.62%(d)	1.93%	4.44%(e)	0.28%(e)	(6.01)%	9.31%
Ratios to Average Net Assets(f)
Total expenses	0.45%(g)(h)(i)	0.41%	0.48%	0.58%	0.43%	0.43%
Total expenses after fees waived and/or reimbursed	0.45%(g)(h)(i)	0.41%	0.47%	0.55%	0.42%	0.42%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	0.39%(h)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.71%(h)	3.57%	3.30%	2.87%	1.99%	2.02%
Supplemental Data
Net assets, end of period (000)	$76,993	$66,094	$70,427	$82,913	$111,164	$108,489
Borrowings outstanding, end of period (000)	$—	$—	$17,660	$83,195	$147,795	$143,145
Portfolio turnover rate	46%	117%	77%	52%	82%	53%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.40% and 0.40%, respectively.
(h)	Annualized.
(i)
Portfolio Investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.50% and 0.50%, respectively.

(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund
	Institutional
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.91	$10.13	$10.15	$10.45	$11.59	$10.84
Net investment income(a)	0.19	0.37	0.37	0.35	0.31	0.35
Net realized and unrealized gain (loss)	0.33	(0.22)	(0.02)	(0.30)	(1.15)	0.75
Net increase (decrease) from investment operations	0.52	0.15	0.35	0.05	(0.84)	1.10
Distributions from net investment income(b)	(0.19)	(0.37)	(0.37)	(0.35)	(0.30)	(0.35)
Net asset value, end of period	$10.24	$9.91	$10.13	$10.15	$10.45	$11.59
Total Return(c)
Based on net asset value	5.31%(d)	1.41%	3.46%	0.53%	(7.37)%	10.23%
Ratios to Average Net Assets(e)
Total expenses	0.74%(f)	0.71%	0.73%	0.75%	0.74%	0.73%
Total expenses after fees waived and/or reimbursed	0.55%(f)	0.52%	0.52%	0.55%	0.56%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.52%(f)	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	3.84%(f)	3.64%	3.64%	3.44%	2.70%	3.06%
Supplemental Data
Net assets, end of period (000)	$172,789	$167,033	$174,552	$168,721	$190,069	$215,903
Borrowings outstanding, end of period (000)	$7,318	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	9%	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Service
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.91	$10.13	$10.15	$10.45	$11.59	$10.84
Net investment income(a)	0.18	0.35	0.34	0.32	0.27	0.32
Net realized and unrealized gain (loss)	0.33	(0.23)	(0.02)	(0.30)	(1.13)	0.75
Net increase (decrease) from investment operations	0.51	0.12	0.32	0.02	(0.86)	1.07
Distributions from net investment income(b)	(0.18)	(0.34)	(0.34)	(0.32)	(0.28)	(0.32)
Net asset value, end of period	$10.24	$9.91	$10.13	$10.15	$10.45	$11.59
Total Return(c)
Based on net asset value	5.18%(d)	1.16%	3.20%	0.28%	(7.60)%	9.96%
Ratios to Average Net Assets(e)
Total expenses	1.03%(f)	0.98%	0.96%	0.99%	0.96%	0.96%
Total expenses after fees waived and/or reimbursed	0.80%(f)	0.77%	0.77%	0.80%	0.81%	0.81%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.77%(f)	0.77%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.59%(f)	3.39%	3.39%	3.19%	2.42%	2.77%
Supplemental Data
Net assets, end of period (000)	$6,155	$5,929	$6,346	$6,622	$7,293	$7,955
Borrowings outstanding, end of period (000)	$7,318	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	9%	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.91	$10.14	$10.16	$10.46	$11.60	$10.85
Net investment income(a)	0.18	0.35	0.35	0.32	0.28	0.32
Net realized and unrealized gain (loss)	0.34	(0.24)	(0.03)	(0.30)	(1.14)	0.75
Net increase (decrease) from investment operations	0.52	0.11	0.32	0.02	(0.86)	1.07
Distributions from net investment income(b)	(0.18)	(0.34)	(0.34)	(0.32)	(0.28)	(0.32)
Net asset value, end of period	$10.25	$9.91	$10.14	$10.16	$10.46	$11.60
Total Return(c)
Based on net asset value	5.28%(d)	1.06%	3.21%	0.28%	(7.59)%	9.96%
Ratios to Average Net Assets(e)
Total expenses	0.95%(f)	0.91%	0.92%	0.95%	0.94%	0.93%
Total expenses after fees waived and/or reimbursed	0.80%(f)	0.76%	0.77%	0.80%	0.81%	0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.77%(f)	0.76%	0.77%	0.77%	0.77%	0.77%
Net investment income	3.59%(f)	3.39%	3.40%	3.19%	2.45%	2.81%
Supplemental Data
Net assets, end of period (000)	$93,325	$85,213	$87,978	$99,046	$112,909	$128,040
Borrowings outstanding, end of period (000)	$7,318	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	9%	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor A1
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.92	$10.14	$10.17	$10.47	$11.60	$10.85
Net investment income(a)	0.19	0.36	0.36	0.34	0.29	0.34
Net realized and unrealized gain (loss)	0.34	(0.22)	(0.03)	(0.30)	(1.13)	0.75
Net increase (decrease) from investment operations	0.53	0.14	0.33	0.04	(0.84)	1.09
Distributions from net investment income(b)	(0.19)	(0.36)	(0.36)	(0.34)	(0.29)	(0.34)
Net asset value, end of period	$10.26	$9.92	$10.14	$10.17	$10.47	$11.60
Total Return(c)
Based on net asset value	5.36%(d)	1.31%	3.26%	0.44%	(7.35)%	10.12%
Ratios to Average Net Assets(e)
Total expenses	0.80%(f)	0.77%	0.78%	0.80%	0.79%	0.78%
Total expenses after fees waived and/or reimbursed	0.65%(f)	0.62%	0.62%	0.65%	0.66%	0.65%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.62%(f)	0.62%	0.62%	0.62%	0.61%	0.62%
Net investment income	3.74%(f)	3.54%	3.54%	3.34%	2.59%	2.96%
Supplemental Data
Net assets, end of period (000)	$11,181	$11,226	$12,057	$12,899	$14,636	$17,417
Borrowings outstanding, end of period (000)	$7,318	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	9%	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Investor C
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.90	$10.13	$10.15	$10.45	$11.59	$10.84
Net investment income(a)	0.14	0.27	0.27	0.25	0.19	0.23
Net realized and unrealized gain (loss)	0.34	(0.23)	(0.03)	(0.30)	(1.14)	0.75
Net increase (decrease) from investment operations	0.48	0.04	0.24	(0.05)	(0.95)	0.98
Distributions from net investment income(b)	(0.14)	(0.27)	(0.26)	(0.25)	(0.19)	(0.23)
Net asset value, end of period	$10.24	$9.90	$10.13	$10.15	$10.45	$11.59
Total Return(c)
Based on net asset value	4.89%(d)	0.30%	2.43%	(0.47)%	(8.29)%	9.14%
Ratios to Average Net Assets(e)
Total expenses	1.71%(f)	1.68%	1.69%	1.71%	1.70%	1.68%
Total expenses after fees waived and/or reimbursed	1.55%(f)	1.52%	1.52%	1.55%	1.56%	1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	1.52%(f)	1.52%	1.52%	1.52%	1.52%	1.52%
Net investment income	2.85%(f)	2.63%	2.64%	2.44%	1.68%	2.06%
Supplemental Data
Net assets, end of period (000)	$6,656	$7,306	$10,577	$12,896	$17,672	$26,004
Borrowings outstanding, end of period (000)	$7,318	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	9%	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock New Jersey Municipal Bond Fund (continued)
	Class K
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.90	$10.13	$10.15	$10.45	$11.59	$10.83
Net investment income(a)	0.20	0.38	0.38	0.35	0.31	0.35
Net realized and unrealized gain (loss)	0.33	(0.24)	(0.03)	(0.30)	(1.14)	0.76
Net increase (decrease) from investment operations	0.53	0.14	0.35	0.05	(0.83)	1.11
Distributions from net investment income(b)	(0.19)	(0.37)	(0.37)	(0.35)	(0.31)	(0.35)
Net asset value, end of period	$10.24	$9.90	$10.13	$10.15	$10.45	$11.59
Total Return(c)
Based on net asset value	5.44%(d)	1.35%	3.51%	0.58%	(7.32)%	10.39%
Ratios to Average Net Assets(e)
Total expenses	0.66%(f)	0.63%	0.64%	0.66%	0.65%	0.64%
Total expenses after fees waived and/or reimbursed	0.50%(f)	0.47%	0.47%	0.50%	0.51%	0.51%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.47%(f)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	3.89%(f)	3.69%	3.69%	3.49%	2.75%	3.10%
Supplemental Data
Net assets, end of period (000)	$2,609	$2,063	$1,832	$2,322	$2,513	$2,902
Borrowings outstanding, end of period (000)	$7,318	$—	$—	$—	$16,739	$17,972
Portfolio turnover rate	9%	33%	10%	35%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund
	Institutional
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.52	$9.67	$9.69	$10.18	$11.29	$10.75
Net investment income(a)	0.19	0.36	0.34	0.30	0.27	0.33
Net realized and unrealized gain (loss)	0.35	(0.15)	(0.03)	(0.49)	(1.11)	0.54
Net increase (decrease) from investment operations	0.54	0.21	0.31	(0.19)	(0.84)	0.87
Distributions from net investment income(b)	(0.19)	(0.36)	(0.33)	(0.30)	(0.27)	(0.33)
Net asset value, end of period	$9.87	$9.52	$9.67	$9.69	$10.18	$11.29
Total Return(c)
Based on net asset value	5.68%(d)	2.07%	3.32%	(1.82)%	(7.56)%	8.20%
Ratios to Average Net Assets(e)
Total expenses	0.88%(f)	0.79%	0.77%	0.79%	0.78%	0.79%
Total expenses after fees waived and/or reimbursed	0.67%(f)	0.58%	0.54%	0.58%	0.59%	0.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.54%(f)	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.88%(f)	3.66%	3.49%	3.08%	2.47%	2.98%
Supplemental Data
Net assets, end of period (000)	$210,376	$206,894	$219,584	$240,595	$325,614	$403,080
Borrowings outstanding, end of period (000)	$14,996	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	19%	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Service
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.53	$9.69	$9.70	$10.19	$11.30	$10.76
Net investment income(a)	0.18	0.34	0.31	0.28	0.24	0.30
Net realized and unrealized gain (loss)	0.34	(0.17)	(0.01)	(0.49)	(1.11)	0.54
Net increase (decrease) from investment operations	0.52	0.17	0.30	(0.21)	(0.87)	0.84
Distributions from net investment income(b)	(0.17)	(0.33)	(0.31)	(0.28)	(0.24)	(0.30)
Net asset value, end of period	$9.88	$9.53	$9.69	$9.70	$10.19	$11.30
Total Return(c)
Based on net asset value	5.55%(d)	1.72%	3.17%	(2.05)%	(7.79)%	7.93%
Ratios to Average Net Assets(e)
Total expenses	1.05%(f)	0.98%	0.94%	0.99%	0.98%	0.97%
Total expenses after fees waived and/or reimbursed	0.92%(f)	0.83%	0.79%	0.82%	0.84%	0.86%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.79%(f)	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	3.63%(f)	3.40%	3.24%	2.85%	2.21%	2.72%
Supplemental Data
Net assets, end of period (000)	$963	$945	$1,061	$1,067	$1,350	$2,367
Borrowings outstanding, end of period (000)	$14,996	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	19%	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.53	$9.69	$9.70	$10.19	$11.30	$10.76
Net investment income(a)	0.18	0.34	0.31	0.28	0.25	0.30
Net realized and unrealized gain (loss)	0.34	(0.17)	(0.01)	(0.49)	(1.11)	0.54
Net increase (decrease) from investment operations	0.52	0.17	0.30	(0.21)	(0.86)	0.84
Distributions from net investment income(b)	(0.17)	(0.33)	(0.31)	(0.28)	(0.25)	(0.30)
Net asset value, end of period	$9.88	$9.53	$9.69	$9.70	$10.19	$11.30
Total Return(c)
Based on net asset value	5.55%(d)	1.73%	3.17%	(2.05)%	(7.78)%	7.93%
Ratios to Average Net Assets(e)
Total expenses	1.03%(f)	0.94%	0.91%	0.93%	0.93%	0.94%
Total expenses after fees waived and/or reimbursed	0.92%(f)	0.83%	0.78%	0.82%	0.83%	0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.78%(f)	0.78%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.63%(f)	3.41%	3.25%	2.84%	2.23%	2.72%
Supplemental Data
Net assets, end of period (000)	$95,156	$95,643	$103,050	$117,457	$142,514	$161,081
Borrowings outstanding, end of period (000)	$14,996	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	19%	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor A1
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.53	$9.69	$9.71	$10.20	$11.30	$10.77
Net investment income(a)	0.18	0.35	0.33	0.29	0.26	0.32
Net realized and unrealized gain (loss)	0.36	(0.16)	(0.02)	(0.49)	(1.10)	0.53
Net increase (decrease) from investment operations	0.54	0.19	0.31	(0.20)	(0.84)	0.85
Distributions from net investment income(b)	(0.18)	(0.35)	(0.33)	(0.29)	(0.26)	(0.32)
Net asset value, end of period	$9.89	$9.53	$9.69	$9.71	$10.20	$11.30
Total Return(c)
Based on net asset value	5.74%(d)	1.87%	3.22%	(1.91)%	(7.56)%	7.99%
Ratios to Average Net Assets(e)
Total expenses	0.93%(f)	0.84%	0.81%	0.83%	0.81%	0.82%
Total expenses after fees waived and/or reimbursed	0.77%(f)	0.68%	0.64%	0.68%	0.69%	0.71%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.64%(f)	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.78%(f)	3.55%	3.39%	2.99%	2.37%	2.88%
Supplemental Data
Net assets, end of period (000)	$4,537	$5,024	$5,599	$6,354	$7,651	$8,925
Borrowings outstanding, end of period (000)	$14,996	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	19%	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Investor C
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.53	$9.68	$9.70	$10.19	$11.30	$10.76
Net investment income(a)	0.14	0.26	0.24	0.20	0.16	0.22
Net realized and unrealized gain (loss)	0.35	(0.15)	(0.02)	(0.49)	(1.11)	0.54
Net increase (decrease) from investment operations	0.49	0.11	0.22	(0.29)	(0.95)	0.76
Distributions from net investment income(b)	(0.14)	(0.26)	(0.24)	(0.20)	(0.16)	(0.22)
Net asset value, end of period	$9.88	$9.53	$9.68	$9.70	$10.19	$11.30
Total Return(c)
Based on net asset value	5.16%(d)	1.06%	2.29%	(2.79)%	(8.48)%	7.12%
Ratios to Average Net Assets(e)
Total expenses	1.85%(f)	1.75%	1.71%	1.73%	1.70%	1.71%
Total expenses after fees waived and/or reimbursed	1.67%(f)	1.58%	1.54%	1.58%	1.59%	1.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	1.54%(f)	1.54%	1.54%	1.54%	1.54%	1.54%
Net investment income	2.88%(f)	2.64%	2.49%	2.08%	1.47%	2.00%
Supplemental Data
Net assets, end of period (000)	$3,515	$4,127	$6,941	$10,190	$14,249	$20,866
Borrowings outstanding, end of period (000)	$14,996	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	19%	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Pennsylvania Municipal Bond Fund (continued)
	Class K
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$9.52	$9.67	$9.69	$10.18	$11.29	$10.75
Net investment income(a)	0.19	0.36	0.34	0.31	0.28	0.33
Net realized and unrealized gain (loss)	0.35	(0.15)	(0.02)	(0.49)	(1.11)	0.55
Net increase (decrease) from investment operations	0.54	0.21	0.32	(0.18)	(0.83)	0.88
Distributions from net investment income(b)	(0.19)	(0.36)	(0.34)	(0.31)	(0.28)	(0.34)
Net asset value, end of period	$9.87	$9.52	$9.67	$9.69	$10.18	$11.29
Total Return(c)
Based on net asset value	5.71%(d)	2.13%	3.37%	(1.77)%	(7.52)%	8.25%
Ratios to Average Net Assets(e)
Total expenses	0.74%(f)	0.65%	0.63%	0.65%	0.64%	0.65%
Total expenses after fees waived and/or reimbursed	0.62%(f)	0.53%	0.49%	0.53%	0.54%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees(g)	0.49%(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.93%(f)	3.70%	3.54%	3.15%	2.53%	3.01%
Supplemental Data
Net assets, end of period (000)	$6,978	$7,428	$8,404	$8,347	$7,776	$6,334
Borrowings outstanding, end of period (000)	$14,996	$10,496	$—	$—	$29,938	$49,169
Portfolio turnover rate	19%	35%	18%	46%	27%	27%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund
	Institutional
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$10.14	$10.41	$10.36	$10.84	$11.95	$10.90
Net investment income(a)	0.20	0.40	0.35	0.29	0.25	0.27
Net realized and unrealized gain (loss)	0.29	(0.28)	0.04	(0.48)	(1.11)	1.04
Net increase (decrease) from investment operations	0.49	0.12	0.39	(0.19)	(0.86)	1.31
Distributions from net investment income(b)	(0.19)	(0.39)	(0.34)	(0.29)	(0.25)	(0.26)
Net asset value, end of period	$10.44	$10.14	$10.41	$10.36	$10.84	$11.95
Total Return(c)
Based on net asset value	4.91%(d)	1.07%	3.85%(e)	(1.74)%(e)	(7.34)%	12.18%
Ratios to Average Net Assets(f)
Total expenses	0.96%(g)(h)(i)	0.79%	0.72%	0.83%	0.67%	0.67%
Total expenses after fees waived and/or reimbursed	0.91%(g)(h)(i)	0.74%	0.66%	0.77%	0.63%	0.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	0.60%(i)	0.59%	0.60%	0.59%	0.55%	0.55%
Net investment income	3.93%(i)	3.78%	3.38%	2.80%	2.10%	2.32%
Supplemental Data
Net assets, end of period (000)	$2,811,274	$2,887,517	$3,043,763	$3,992,499	$5,736,839	$6,514,428
Borrowings outstanding, end of period (000)	$237,915	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	20%	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.86% and 0.81%, respectively
(h)
Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed would have been 1.06% and 1.00%, respectively

(i)	Annualized.
(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$10.13	$10.40	$10.35	$10.83	$11.94	$10.90
Net investment income(a)	0.19	0.38	0.33	0.27	0.22	0.24
Net realized and unrealized gain (loss)	0.30	(0.28)	0.04	(0.48)	(1.11)	1.04
Net increase (decrease) from investment operations	0.49	0.10	0.37	(0.21)	(0.89)	1.28
Distributions from net investment income(b)	(0.18)	(0.37)	(0.32)	(0.27)	(0.22)	(0.24)
Net asset value, end of period	$10.44	$10.13	$10.40	$10.35	$10.83	$11.94
Total Return(c)
Based on net asset value	4.91%(d)	0.86%	3.64%(e)	(1.95)%(e)	(7.55)%	11.83%
Ratios to Average Net Assets(f)
Total expenses	1.16%(g)(h)(i)	0.99%	0.92%	1.04%	0.89%	0.89%
Total expenses after fees waived and/or reimbursed	1.10%(g)(h)(i)	0.94%	0.87%	0.98%	0.85%	0.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	0.80%(h)	0.79%	0.80%	0.80%	0.77%	0.77%
Net investment income	3.73%(h)	3.58%	3.18%	2.60%	1.88%	2.10%
Supplemental Data
Net assets, end of period (000)	$552,115	$578,932	$720,886	$938,420	$1,367,516	$1,717,910
Borrowings outstanding, end of period (000)	$237,915	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	20%	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.06% and 1.00%, respectively
(h)	Annualized.
(i)
Portfolio investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses, total expenses after fees waived and/or reimbursed would have been 1.26% and 1.20%, respectively.

(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor A1
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$10.14	$10.41	$10.35	$10.83	$11.94	$10.90
Net investment income(a)	0.19	0.39	0.34	0.29	0.24	0.26
Net realized and unrealized gain (loss)	0.30	(0.28)	0.05	(0.49)	(1.11)	1.03
Net increase (decrease) from investment operations	0.49	0.11	0.39	(0.20)	(0.87)	1.29
Distributions from net investment income(b)	(0.19)	(0.38)	(0.33)	(0.28)	(0.24)	(0.25)
Net asset value, end of period	$10.44	$10.14	$10.41	$10.35	$10.83	$11.94
Total Return(c)
Based on net asset value	4.88%(d)	1.00%	3.88%(e)	(1.81)%(e)	(7.42)%	11.99%
Ratios to Average Net Assets(f)
Total expenses	1.02%(g)(h)(i)	0.85%	0.79%	0.90%	0.74%	0.75%
Total expenses after fees waived and/or reimbursed	0.96%(g)(h)(i)	0.80%	0.73%	0.84%	0.71%	0.69%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	0.66%(h)	0.65%	0.66%	0.66%	0.63%	0.63%
Net investment income	3.87%(h)	3.71%	3.33%	2.75%	2.03%	2.25%
Supplemental Data
Net assets, end of period (000)	$12,648	$13,268	$15,144	$16,987	$21,176	$24,645
Borrowings outstanding, end of period (000)	$237,915	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	20%	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.92% and 0.86%, respectively.
(h)	Annualized.
(i)
Portfolio Investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.11% and 1.06%, respectively.

(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Investor C
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$10.14	$10.41	$10.36	$10.84	$11.95	$10.90
Net investment income(a)	0.15	0.30	0.25	0.19	0.13	0.15
Net realized and unrealized gain (loss)	0.29	(0.28)	0.04	(0.48)	(1.11)	1.05
Net increase (decrease) from investment operations	0.44	0.02	0.29	(0.29)	(0.98)	1.20
Distributions from net investment income(b)	(0.14)	(0.29)	(0.24)	(0.19)	(0.13)	(0.15)
Net asset value, end of period	$10.44	$10.14	$10.41	$10.36	$10.84	$11.95
Total Return(c)
Based on net asset value	4.40%(d)	0.09%	2.84%(e)	(2.70)%(e)	(8.25)%	11.07%
Ratios to Average Net Assets(f)
Total expenses	1.94%(g)(h)(i)	1.77%	1.70%	1.81%	1.65%	1.66%
Total expenses after fees waived and/or reimbursed	1.89%(g)(h)(i)	1.71%	1.65%	1.75%	1.61%	1.61%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	1.59%(h)	1.56%	1.58%	1.57%	1.53%	1.54%
Net investment income	2.94%(h)	2.79%	2.39%	1.82%	1.11%	1.35%
Supplemental Data
Net assets, end of period (000)	$24,761	$30,285	$49,452	$78,322	$134,639	$184,220
Borrowings outstanding, end of period (000)	$237,915	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	20%	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.85% and 1.80%, respectively.
(h)	Annualized.
(i)
Portfolio Investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 2.04% and 1.98%, respectively.

(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Strategic Municipal Opportunities Fund (continued)
	Class K
	Six Months Ended 11/30/25 (unaudited)	Year Ended 05/31/25	Year Ended 05/31/24	Year Ended 05/31/23	Year Ended 05/31/22	Year Ended 05/31/21

Net asset value, beginning of period	$10.14	$10.41	$10.36	$10.84	$11.95	$10.90
Net investment income(a)	0.20	0.41	0.35	0.30	0.25	0.27
Net realized and unrealized gain (loss)	0.30	(0.28)	0.05	(0.48)	(1.11)	1.05
Net increase (decrease) from investment operations	0.50	0.13	0.40	(0.18)	(0.86)	1.32
Distributions from net investment income(b)	(0.20)	(0.40)	(0.35)	(0.30)	(0.25)	(0.27)
Net asset value, end of period	$10.44	$10.14	$10.41	$10.36	$10.84	$11.95
Total Return(c)
Based on net asset value	4.96%(d)	1.16%	3.94%(e)	(1.66)%(e)	(7.28)%	12.24%
Ratios to Average Net Assets(f)
Total expenses	0.86%(g)(h)(i)	0.70%	0.64%	0.75%	0.60%	0.61%
Total expenses after fees waived and/or reimbursed	0.81%(g)(h)(i)	0.65%	0.58%	0.70%	0.56%	0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees or portfolio investment fees(j)	0.50%(h)	0.50%	0.51%	0.51%	0.48%	0.49%
Net investment income	4.03%(h)	3.86%	3.44%	2.88%	2.16%	2.37%
Supplemental Data
Net assets, end of period (000)	$49,650	$54,409	$93,708	$93,826	$124,194	$168,801
Borrowings outstanding, end of period (000)	$237,915	$289,280	$100,365	$103,390	$745,620	$764,712
Portfolio turnover rate	20%	66%	70%	51%	106%	100%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes non-recurring expenses of portfolio Investment fees. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.77% and 0.71%, respectively.
(h)	Annualized.
(i)
Portfolio Investment fees were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 0.96% and 0.91%, respectively.

(j)	All or a portion of interest expense and fees related to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each, a “Trust” or collectively, the “Trusts”) are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:
Registrant Name	Fund Name	Herein Referred To As	Diversification Classification
BlackRock California Municipal Series Trust	BlackRock California Municipal Opportunities Fund	California Municipal Opportunities	Diversified
BlackRock Multi-State Municipal Series Trust	BlackRock New Jersey Municipal Bond Fund	New Jersey Municipal Bond	Non-diversified
	BlackRock Pennsylvania Municipal Bond Fund	Pennsylvania Municipal Bond	Non-diversified
BlackRock Municipal Series Trust	BlackRock Strategic Municipal Opportunities Fund	Strategic Municipal Opportunities	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors.  Service, Investor A, Investor A1 and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans and, for California Municipal Opportunities only, fee based programs previously approved by the Fund.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service and Class K Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor A1 Shares	No(b)	No(c)	None
Investor C Shares	No	Yes(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00% for all Funds other than Strategic Municipal Opportunities, which is subject to a maximum sales charge of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans or, for California Municipal Opportunities only, fee based programs previously approved by the Fund, which are currently the only investors who may invest in Investor A1 Shares.

(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders and, for California
Municipal Opportunities only, fee based programs previously approved by the Fund.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  The California Municipal Opportunities and Strategic Municipal Opportunities Funds capitalize certain transaction costs directly associated with the acquisition or transfer of an investment. The Funds expense any portfolio investment fees associated with unconsummated transactions. Portfolio investment fees that are paid outside of a private investment’s commitment, if any, are typically treated as a Fund expense. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by Board of Trustees of each Fund (the "Board"), the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: The Funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments.  Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense and fees in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense and fees in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense and fees in the Statements of Operations.  Amounts recorded within interest expense and fees in the Statements of Operations are:
Fund Name	Interest Expense	Liquidity Fees	Other Expenses	Total
California Municipal Opportunities	$ 62,583	$ 10,792	$ 3,321	$ 76,696
New Jersey Municipal Bond	34,447	5,610	1,439	41,496
Pennsylvania Municipal Bond	179,895	24,218	11,908	216,021
Strategic Municipal Opportunities	3,021,532	421,752	159,906	3,603,190
For the six months ended November 30, 2025, the following table is a summary of each Fund’s TOB Trusts:
Fund Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
California Municipal Opportunities	$ —	$ —	—%	$ 5,519,126	2.77%
New Jersey Municipal Bond	10,473,606	7,317,797	2.82	2,869,212	2.88
Pennsylvania Municipal Bond	23,502,593	14,995,531	2.82 — 2.91	14,282,416	3.02
Strategic Municipal Opportunities	359,714,671	237,914,965	2.79 — 2.89	239,995,349	2.99

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Fund invests in a TOB Trust on a recourse basis, a Fund enters into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at November 30, 2025, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at November 30, 2025.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trusts, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	California Municipal Opportunities	New Jersey Municipal Bond	Pennsylvania Municipal Bond	Strategic Municipal Opportunities
First $1 billion	0.38%	0.52%	0.52%	0.55%
$1 billion — $3 billion	0.36	0.49	0.49	0.52
$3 billion — $5 billion	0.34	0.47	0.47	0.50
$5 billion — $10 billion	0.33	0.45	0.45	0.48
Greater than $10 billion	0.32	0.44	0.44	0.47
Service and Distribution Fees:  The Trusts, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
	California Municipal Opportunities		New Jersey Municipal Bond		Pennsylvania Municipal Bond		Strategic Municipal Opportunities
Share Class	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees	Service Fees	Distribution Fees
Service	N/A	N/A	0.25%	N/A	0.25%	N/A	N/A	N/A
Investor A	0.25%	N/A	0.25	N/A	0.25	N/A	0.25%	N/A
Investor A1	0.10	N/A	0.10	N/A	0.10	N/A	0.10	N/A
Investor C	0.25	0.75%	0.25	0.75%	0.25	0.75%	0.25	0.75%
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended November 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Fund Name	Service	Investor A	Investor A1	Investor C	Total
California Municipal Opportunities	$ —	$ 688,448	$ 31,166	$ 134,687	$ 854,301
New Jersey Municipal Bond	7,537	111,073	5,549	34,638	158,797
Pennsylvania Municipal Bond	1,178	119,991	2,360	18,810	142,339
Strategic Municipal Opportunities	—	702,635	6,445	137,369	846,449
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended November 30, 2025, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 1,278	$ —	$ 943	$ 639	$ 61	$ 62	$ 2,983
New Jersey Municipal Bond	152	511	421	152	61	24	1,321
Pennsylvania Municipal Bond	207	30	487	152	121	8	1,005
Strategic Municipal Opportunities	2,128	—	1,368	72	249	116	3,933
For the six months ended November 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 672,467	$ —	$ 131,131	$ 12,323	$ 7,352	$ 853	$ 824,126
New Jersey Municipal Bond	80,798	4,244	26,209	3,150	2,410	137	116,948
Pennsylvania Municipal Bond	153,211	323	21,776	2,282	2,205	257	180,054
Strategic Municipal Opportunities	1,512,713	—	147,550	4,028	11,393	1,416	1,677,100
Other Fees:  For the six months ended November 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:
Fund Name	Investor A
California Municipal Opportunities	$ 1,470
New Jersey Municipal Bond	1,163
Pennsylvania Municipal Bond	202
Strategic Municipal Opportunities	330

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

For the six months ended November 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
California Municipal Opportunities	$ 45,359	$ 839
New Jersey Municipal Bond	1,151	123
Pennsylvania Municipal Bond	103	6
Strategic Municipal Opportunities	7,713	104
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to Strategic Municipal Opportunities, the Manager contractually agreed to waive 0.05% of its investment advisory fees through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of Independent Trustees of BlackRock Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2025, the Manager waived $877,346 pursuant to this agreement.
With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. With respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond, the amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2025, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 45,985
New Jersey Municipal Bond	5,134
Pennsylvania Municipal Bond	5,308
Strategic Municipal Opportunities	72,032
With respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K
California Municipal Opportunities	0.44%	— %	0.69%	0.54%	1.44%	0.39%
New Jersey Municipal Bond	0.52	0.77	0.77	0.62	1.52	0.47
Pennsylvania Municipal Bond	0.54	0.79	0.79	0.64	1.54	0.49
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, with respect to California Municipal Opportunities, New Jersey Municipal Bond and Pennsylvania Municipal Bond unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended November 30, 2025, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
California Municipal Opportunities	$ 6,418
New Jersey Municipal Bond	198,097
Pennsylvania Municipal Bond	170,724
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific respectively in the Statements of Operations. For the six months ended November 30, 2025, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Total
California Municipal Opportunities	$ 254,607	$ —	$ 850	$ —	$ 455	$ 360	$ 256,272
New Jersey Municipal Bond	38,882	2,737	4,222	412	678	136	47,067
Pennsylvania Municipal Bond	101,081	87	243	1,101	1,264	257	104,033
Trustees and Officers:  Certain trustees and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

7.
 PURCHASES AND SALES
For the six months ended November 30, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
California Municipal Opportunities	$ 1,088,985,095	$ 972,851,833
New Jersey Municipal Bond	26,581,962	25,571,920
Pennsylvania Municipal Bond	63,627,946	57,333,471
Strategic Municipal Opportunities	712,218,922	922,603,093
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of May 31, 2025, the Funds had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
California Municipal Opportunities	$ (229,525,583)
New Jersey Municipal Bond	(22,524,823)
Pennsylvania Municipal Bond	(53,957,177)
Strategic Municipal Opportunities	(1,188,266,988)

(a)	Amounts available to offset future realized capital gains.
As of November 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
California Municipal Opportunities	$ 2,368,434,631	$ 40,494,658	$ (40,354,763)	$ 139,895
New Jersey Municipal Bond	286,836,774	9,343,114	(7,780,102)	1,563,012
Pennsylvania Municipal Bond	327,259,369	5,269,612	(8,274,173)	(3,004,561)
Strategic Municipal Opportunities	3,409,451,364	112,776,272	(134,114,509)	(21,338,237)
9.
BANK BORROWINGS
The Trusts, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended November 30, 2025, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to  shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 11/30/25		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
California Municipal Opportunities
Institutional
Shares sold	26,840,094	$ 314,987,802	47,834,187	$ 571,393,036
Shares issued in reinvestment of distributions	2,141,326	25,256,051	4,021,866	48,171,698
Shares redeemed	(28,568,089)	(334,245,006)	(41,121,204)	(490,042,345)
	413,331	$ 5,998,847	10,734,849	$ 129,522,389
Investor A
Shares sold and automatic conversion of shares	5,287,902	$ 62,448,109	8,557,283	$ 102,522,972
Shares issued in reinvestment of distributions	723,597	8,525,444	1,451,239	17,372,024
Shares redeemed	(6,389,738)	(75,076,965)	(11,803,212)	(141,241,262)
	(378,239)	$ (4,103,412)	(1,794,690)	$ (21,346,266)
Investor A1
Shares sold	—	$ —	35,110	$ 426,580
Shares issued in reinvestment of distributions	57,376	676,220	124,427	1,491,033
Shares redeemed	(619,653)	(7,252,908)	(733,016)	(8,768,963)
	(562,277)	$ (6,576,688)	(573,479)	$ (6,851,350)
Investor C
Shares sold	122,943	$ 1,460,297	325,351	$ 3,912,267
Shares issued in reinvestment of distributions	29,233	344,400	75,962	910,927
Shares redeemed and automatic conversion of shares	(612,093)	(7,195,152)	(1,723,043)	(20,682,805)
	(459,917)	$ (5,390,455)	(1,321,730)	$ (15,859,611)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
California Municipal Opportunities (continued)
Class K
Shares sold	2,434,962	$ 28,384,004	2,752,122	$ 33,070,814
Shares issued in reinvestment of distributions	77,124	910,819	136,819	1,639,573
Shares redeemed	(1,756,386)	(20,612,411)	(3,162,152)	(37,418,303)
	755,700	$ 8,682,412	(273,211)	$ (2,707,916)
	(231,402)	$ (1,389,296)	6,771,739	$ 82,757,246

	Six Months Ended 11/30/25		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
New Jersey Municipal Bond
Institutional
Shares sold	3,782,288	$ 37,910,270	5,077,855	$ 51,884,608
Shares issued in reinvestment of distributions	265,108	2,663,668	518,098	5,291,913
Shares redeemed	(4,041,791)	(40,483,397)	(5,963,174)	(60,478,595)
	5,605	$ 90,541	(367,221)	$ (3,302,074)
Service
Shares sold	88	$ 904	791	$ 7,916
Shares issued in reinvestment of distributions	10,307	103,572	19,636	200,590
Shares redeemed	(8,030)	(80,876)	(48,295)	(492,392)
	2,365	$ 23,600	(27,868)	$ (283,886)
Investor A
Shares sold and automatic conversion of shares	1,224,382	$ 12,260,523	1,943,884	$ 19,960,585
Shares issued in reinvestment of distributions	136,571	1,373,712	254,219	2,598,998
Shares redeemed	(853,110)	(8,547,579)	(2,279,791)	(23,369,109)
	507,843	$ 5,086,656	(81,688)	$ (809,526)
Investor A1
Shares sold	—	$ —	16	$ 177
Shares issued in reinvestment of distributions	13,411	134,953	27,628	282,597
Shares redeemed	(55,168)	(550,842)	(84,393)	(863,757)
	(41,757)	$ (415,889)	(56,749)	$ (580,983)
Investor C
Shares sold	20,203	$ 203,874	69,089	$ 704,539
Shares issued in reinvestment of distributions	9,422	94,586	22,576	230,818
Shares redeemed and automatic conversion of shares	(117,399)	(1,178,407)	(398,226)	(4,066,462)
	(87,774)	$ (879,947)	(306,561)	$ (3,131,105)
Class K
Shares sold	68,037	$ 690,105	75,847	$ 777,610
Shares issued in reinvestment of distributions	3,878	38,988	6,749	68,868
Shares redeemed	(25,508)	(255,869)	(55,168)	(558,875)
	46,407	$ 473,224	27,428	$ 287,603
	432,689	$ 4,378,185	(812,659)	$ (7,819,971)

	Six Months Ended 11/30/25		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Pennsylvania Municipal Bond
Institutional
Shares sold	2,372,905	$ 22,886,430	4,459,880	$ 43,501,542
Shares issued in reinvestment of distributions	216,895	2,092,101	381,586	3,753,956
Shares redeemed	(3,016,805)	(29,087,944)	(5,798,655)	(57,006,430)
	(427,005)	$ (4,109,413)	(957,189)	$ (9,750,932)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Pennsylvania Municipal Bond (continued)
Service
Shares sold	665	$ 6,431	214	$ 2,100
Shares issued in reinvestment of distributions	1,744	16,833	3,532	34,812
Shares redeemed	(4,051)	(38,116)	(14,123)	(139,933)
	(1,642)	$ (14,852)	(10,377)	$ (103,021)
Investor A
Shares sold and automatic conversion of shares	733,779	$ 7,059,787	1,139,281	$ 11,087,301
Shares issued in reinvestment of distributions	168,040	1,621,576	321,167	3,164,228
Shares redeemed	(1,311,048)	(12,656,144)	(2,061,666)	(20,442,357)
	(409,229)	$ (3,974,781)	(601,218)	$ (6,190,828)
Investor A1
Shares sold	9	$ 85	36	$ 365
Shares issued in reinvestment of distributions	6,136	59,260	12,618	124,370
Shares redeemed	(74,273)	(716,093)	(63,382)	(627,415)
	(68,128)	$ (656,748)	(50,728)	$ (502,680)
Investor C
Shares sold	15,835	$ 150,056	32,690	$ 317,227
Shares issued in reinvestment of distributions	5,499	53,033	14,646	144,419
Shares redeemed and automatic conversion of shares	(98,783)	(947,269)	(330,919)	(3,257,556)
	(77,449)	$ (744,180)	(283,583)	$ (2,795,910)
Class K
Shares sold	75,831	$ 731,134	132,695	$ 1,307,776
Shares issued in reinvestment of distributions	14,272	137,577	30,668	301,911
Shares redeemed	(163,738)	(1,575,013)	(251,516)	(2,472,849)
	(73,635)	$ (706,302)	(88,153)	$ (863,162)
	(1,057,088)	$ (10,206,276)	(1,991,248)	$ (20,206,533)

	Six Months Ended 11/30/25		Year Ended 05/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Strategic Municipal Opportunities
Institutional
Shares sold	43,000,045	$ 438,877,841	90,882,203	$ 954,312,218
Shares issued in reinvestment of distributions	4,529,621	46,476,279	9,140,497	96,174,236
Shares redeemed	(63,163,982)	(645,155,269)	(107,592,239)	(1,126,876,315)
	(15,634,316)	$ (159,801,149)	(7,569,539)	$ (76,389,861)
Investor A
Shares sold and automatic conversion of shares	3,281,448	$ 33,745,748	7,640,062	$ 80,595,970
Shares issued in reinvestment of distributions	873,912	8,961,629	1,969,382	20,728,346
Shares redeemed	(8,394,748)	(85,978,871)	(21,759,160)	(229,392,022)
	(4,239,388)	$ (43,271,494)	(12,149,716)	$ (128,067,706)
Investor A1
Shares sold	—	$ —	16,962	$ 178,473
Shares issued in reinvestment of distributions	13,590	139,431	29,156	306,911
Shares redeemed	(111,275)	(1,135,225)	(192,097)	(2,032,220)
	(97,685)	$ (995,794)	(145,979)	$ (1,546,836)
Investor C
Shares sold	99,942	$ 1,027,369	209,618	$ 2,220,057
Shares issued in reinvestment of distributions	36,810	377,388	100,811	1,062,793
Shares redeemed and automatic conversion of shares	(753,024)	(7,723,962)	(2,073,210)	(21,885,330)
	(616,272)	$ (6,319,205)	(1,762,781)	$ (18,602,480)

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 11/30/25		Year Ended 05/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Strategic Municipal Opportunities (continued)
Class K
Shares sold	499,378	$ 5,090,210	2,167,183	$ 22,621,027
Shares issued in reinvestment of distributions	88,241	905,325	199,929	2,106,903
Shares redeemed	(1,200,437)	(12,305,190)	(6,001,949)	(63,294,025)
	(612,818)	$ (6,309,655)	(3,634,837)	$ (38,566,095)
	(21,200,479)	$ (216,697,297)	(25,262,852)	$ (263,172,978)
As of November 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
New Jersey Municipal Bond	18,124
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trusts is paid by the Trusts, on behalf of the Funds.
Dividend Policy
Each Fund’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Fund intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Fund may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of each of BlackRock California Municipal Series Trust (the “California Municipal Series Trust”), BlackRock Multi-State Municipal Series Trust (the “Multi-State Municipal Series Trust”) and BlackRock Municipal Series Trust (the “Municipal Series Trust” and collectively with the California Municipal Series Trust and Multi-State Municipal Series Trust, the “Trusts” and each, a “Trust”) met on May 8, 2025 (the “May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Agreements”) between the California Municipal Series Trust, on behalf of BlackRock California Municipal Opportunities Fund (the “California Municipal Opportunities Fund”), the Multi-State Municipal Series Trust, on behalf of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Municipal Bond Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Municipal Bond Fund”), the Municipal Series Trust, on behalf of BlackRock Strategic Municipal Opportunities Fund (the “Strategic Municipal Opportunities Fund” and collectively with the California Municipal Opportunities Fund, New Jersey Municipal Bond Fund and Pennsylvania Municipal Bond Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of each Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the California Municipal Opportunities Fund ranked in the first, second and first quartiles, respectively, against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, the New Jersey Municipal Bond Fund ranked in the third, third and second quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the New Jersey Municipal Bond Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, the Pennsylvania Municipal Bond Fund ranked in the first, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Pennsylvania Municipal Bond Fund’s underperformance relative to its Performance Peers during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, the Strategic Municipal Opportunities Fund ranked in the first, third and fourth quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Strategic Municipal Opportunities Fund’s underperformance relative to its Performance Peers during the applicable periods.
Disclosure of Investment Advisory Agreements

Disclosure of Investment Advisory Agreements (continued)

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the California Municipal Opportunities Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the California Municipal Opportunities Fund’s Expense Peers. The Board also noted that the California Municipal Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the California Municipal Opportunities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the California Municipal Opportunities Fund decreases below certain contractually specified levels. In addition, the Board noted that BlackRock and the Board have contractually agreed to a cap on the California Municipal Opportunities Fund’s total expenses as a percentage of the California Municipal Opportunities Fund’s average daily net assets on a class-by-class basis.
The Board noted that the New Jersey Municipal Bond Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the New Jersey Municipal Bond Fund’s Expense Peers. The Board also noted that the New Jersey Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the New Jersey Municipal Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the New Jersey Municipal Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the New Jersey Municipal Bond Fund’s total expenses as a percentage of the New Jersey Municipal Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Pennsylvania Municipal Bond Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Pennsylvania Municipal Bond Fund’s Expense Peers. The Board also noted that the Pennsylvania Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Pennsylvania Municipal Bond Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Pennsylvania Municipal Bond Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Pennsylvania Municipal Bond Fund’s total expenses as a percentage of the Pennsylvania Municipal Bond Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Strategic Municipal Opportunities Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Strategic Municipal Opportunities Fund’s Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that BlackRock believes are generally similar to the Strategic Municipal Opportunities Fund. The Board noted that the Strategic Municipal Opportunities Fund’s actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the supplemental peer group. The Board further noted that the Strategic Municipal Opportunities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Strategic Municipal Opportunities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Strategic Municipal Opportunities

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreements (continued)

Fund decreases below certain contractually specified levels. The Board further noted that BlackRock had contractually agreed to waive a portion of the advisory fee payable by the Strategic Municipal Opportunities Fund.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreements between the Manager and each Trust, on behalf the Trust’s respective Fund(s), for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreements

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
MT	Mandatory Tender
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAW	State Aid Withholding
SCH BD RES FD	School Board Resolution Fund
ST	Special Tax
TA	Tax Allocation

2025 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Series Trust

Date: January 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Series Trust

Date: January 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Series Trust

Date: January 21, 2026